American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
August 31, 2019

Emerging Markets - Schedule of Investments
AUGUST 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Brazil — 10.6%
B3 SA - Brasil Bolsa Balcao	4,488,800	48,790,362
Banco Bradesco SA ADR(1)	4,864,636	38,868,442
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,748,300	22,728,764
Localiza Rent a Car SA	2,904,632	33,212,829
Lojas Renner SA	2,599,960	31,782,172
Magazine Luiza SA	4,608,000	40,449,360
Pagseguro Digital Ltd., Class A(1)	680,323	33,988,937
		249,820,866
China — 35.3%
Alibaba Group Holding Ltd. ADR(1)	704,565	123,320,012
Anhui Conch Cement Co. Ltd., H Shares	4,925,500	27,621,968
Baozun, Inc. ADR(1)	649,759	29,732,972
Brilliance China Automotive Holdings Ltd.	26,040,000	27,506,067
China Construction Bank Corp., H Shares	54,801,000	40,517,534
China Education Group Holdings Ltd.(2)	14,505,000	21,508,247
China Gas Holdings Ltd.	7,058,400	29,084,950
China International Travel Service Corp. Ltd., A Shares	1,000,917	13,331,674
China Overseas Land & Investment Ltd.	3,232,000	10,176,554
CIFI Holdings Group Co. Ltd.	42,666,888	22,821,376
CNOOC Ltd.	27,739,000	41,149,461
Country Garden Services Holdings Co. Ltd.	6,223,000	17,934,435
GDS Holdings Ltd. ADR(1)	1,001,215	40,389,013
Haier Electronics Group Co. Ltd.	5,336,000	13,819,777
Industrial & Commercial Bank of China Ltd., H Shares	61,285,645	38,560,227
Kweichow Moutai Co. Ltd., A Shares	134,085	21,377,008
KWG Group Holdings Ltd.(1)	6,333,000	5,490,721
Li Ning Co. Ltd.	11,045,500	32,432,419
New Oriental Education & Technology Group, Inc. ADR(1)	409,503	46,437,640
Ping An Insurance Group Co. of China Ltd., H Shares	3,685,000	41,998,562
Shenzhou International Group Holdings Ltd.	1,709,800	23,105,861
TAL Education Group ADR(1)	840,131	29,933,867
Tencent Holdings Ltd.	3,187,000	131,255,749
		829,506,094
Colombia — 0.5%
Bancolombia SA ADR	229,484	11,428,303
Czech Republic — 0.5%
Moneta Money Bank AS	3,353,275	10,853,141
Egypt — 0.8%
Commercial International Bank Egypt S.A.E.	2,215,207	10,732,182
Commercial International Bank Egypt S.A.E. GDR	1,681,101	7,817,728
		18,549,910
Hungary — 0.8%
OTP Bank Nyrt.	454,221	18,073,308

India — 7.8%
Bajaj Finance Ltd.	268,158	12,486,746
Bata India Ltd.	643,473	13,894,848
HDFC Bank Ltd.	1,788,331	55,688,974
Indraprastha Gas Ltd.	2,776,368	13,053,635
IndusInd Bank Ltd.	620,772	12,103,768
Jubilant Foodworks Ltd.	705,450	11,729,024
Larsen & Toubro Ltd.	632,391	11,761,438
Nestle India Ltd.	94,618	17,048,933
Tata Consultancy Services Ltd.	957,149	30,267,870
Titan Co. Ltd.	399,444	6,165,319
		184,200,555
Indonesia — 3.9%
Astra International Tbk PT	27,150,400	12,739,991
Bank Rakyat Indonesia Persero Tbk PT	137,715,600	41,292,783
Telekomunikasi Indonesia Persero Tbk PT	118,627,500	37,263,805
		91,296,579
Mexico — 2.1%
America Movil SAB de CV, Class L ADR	864,460	12,638,405
Grupo Aeroportuario del Centro Norte SAB de CV	2,703,132	15,895,223
Wal-Mart de Mexico SAB de CV	7,171,424	20,346,140
		48,879,768
Peru — 0.9%
Credicorp Ltd.	102,551	21,240,363
Philippines — 1.3%
Ayala Land, Inc.	33,873,700	30,750,859
Russia — 4.8%
Novatek PJSC GDR	289,907	56,289,810
Sberbank of Russia PJSC ADR (London)	1,761,672	24,170,151
Yandex NV, A Shares(1)	849,422	31,513,556
		111,973,517
South Africa — 4.7%
Capitec Bank Holdings Ltd.	367,044	26,491,777
Foschini Group Ltd. (The)	362,703	3,598,268
Kumba Iron Ore Ltd.	660,191	17,101,706
Naspers Ltd., N Shares	278,672	63,443,081
		110,634,832
South Korea — 9.0%
CJ Logistics Corp.(1)(2)	225,793	26,653,943
Doosan Bobcat, Inc.	241,566	7,149,212
Fila Korea Ltd.(2)	721,682	34,071,570
Hotel Shilla Co. Ltd.	175,518	11,416,132
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	201,617	18,306,754
Orion Corp/Republic of Korea	169,558	12,611,436
POSCO Chemical Co. Ltd.(2)	262,120	11,402,022
Samsung Electro-Mechanics Co. Ltd.(2)	134,114	9,863,453
Samsung Electronics Co. Ltd.	2,221,029	80,666,658
		212,141,180

Taiwan — 10.0%
Chailease Holding Co. Ltd.	10,769,556	42,627,248
Chroma ATE, Inc.	4,643,000	22,426,497
Merida Industry Co. Ltd.	1,979,000	11,429,341
President Chain Store Corp.	1,338,000	12,436,969
Taiwan Cement Corp.	15,863,614	19,382,055
Taiwan Cement Corp. Preference Shares	819,838	1,375,538
Taiwan Semiconductor Manufacturing Co. Ltd.	15,205,939	125,239,155
		234,916,803
Thailand — 3.8%
Airports of Thailand PCL	5,909,300	13,868,420
CP ALL PCL	13,945,700	38,226,819
Kasikornbank PCL NVDR	2,520,300	13,169,528
Minor International PCL	10,865,400	13,468,235
Muangthai Capital PCL	6,186,400	11,079,689
		89,812,691
Turkey — 0.6%
BIM Birlesik Magazalar AS	1,611,730	13,008,665
United Arab Emirates — 0.9%
First Abu Dhabi Bank PJSC	4,955,930	20,604,303
United Kingdom — 0.7%
NMC Health plc(2)	537,814	16,386,549
TOTAL COMMON STOCKS (Cost $2,098,261,708)		2,324,078,286
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 3/31/20 - 5/15/28, valued at $22,077,977), in a joint trading account at 1.95%, dated 8/30/19, due 9/3/19 (Delivery value $21,650,383)		21,645,693
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $3,685,624), at 1.05%, dated 8/30/19, due 9/3/19 (Delivery value $3,612,421)		3,612,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,962	15,962
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,273,655)		25,273,655
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $25,835,272)	25,835,272	25,835,272
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $2,149,370,635)		2,375,187,213
OTHER ASSETS AND LIABILITIES — (1.2)%		(28,451,021)
TOTAL NET ASSETS — 100.0%		$2,346,736,192

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	27.4%
Financials	23.4%
Information Technology	14.5%
Communication Services	9.1%
Industrials	6.2%
Consumer Staples	5.7%
Energy	4.1%
Materials	3.3%
Real Estate	2.9%
Utilities	1.7%
Health Care	0.7%
Cash and Equivalents*	1.0%
* Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $52,987,867. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $55,899,821, which includes securities collateral of $30,064,549.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	72,857,379	176,963,487	—
China	269,813,504	559,692,590	—
Colombia	11,428,303	—	—
Mexico	12,638,405	36,241,363	—
Peru	21,240,363	—	—
Russia	31,513,556	80,459,961	—
Other Countries	—	1,051,229,375	—
Temporary Cash Investments	15,962	25,257,693	—
Temporary Cash Investments - Securities Lending Collateral	25,835,272	—	—
	445,342,744	1,929,844,469	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Growth Fund
August 31, 2019

Global Growth - Schedule of Investments
AUGUST 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Austria — 0.5%
Erste Group Bank AG(1)	92,900	2,990,597
Brazil — 1.0%
B3 SA - Brasil Bolsa Balcao	491,600	5,343,375
Canada — 1.3%
Alimentation Couche-Tard, Inc., B Shares	44,040	2,771,933
Canada Goose Holdings, Inc.(1)	57,110	2,130,203
First Quantum Minerals Ltd.	84,873	520,177
Gildan Activewear, Inc.	54,380	1,994,659
		7,416,972
China — 2.9%
Alibaba Group Holding Ltd. ADR(1)	53,300	9,329,099
GDS Holdings Ltd. ADR(1)	86,266	3,479,970
Tencent Holdings Ltd.	35,600	1,466,177
YY, Inc. ADR(1)	33,370	1,907,096
		16,182,342
France — 2.0%
Pernod Ricard SA	25,440	4,859,443
TOTAL SA	128,362	6,409,052
		11,268,495
Hong Kong — 3.2%
AIA Group Ltd.	1,036,400	10,034,225
Hang Seng Bank Ltd.	126,500	2,631,394
Hong Kong Exchanges & Clearing Ltd.	170,200	5,182,138
		17,847,757
Hungary — 0.9%
OTP Bank Nyrt.	130,763	5,203,018
India — 1.1%
HDFC Bank Ltd.	202,420	6,303,398
Indonesia — 0.5%
Bank Central Asia Tbk PT	1,425,100	3,054,343
Ireland — 1.3%
CRH plc	218,985	7,296,243
Japan — 5.6%
Keyence Corp.	6,400	3,799,161
MonotaRO Co. Ltd.	48,100	1,178,925
ORIX Corp.	368,100	5,441,453
Pan Pacific International Holdings Corp.	314,800	4,926,099
Shiseido Co. Ltd.	90,400	7,375,666
Sysmex Corp.	85,600	5,458,216
Unicharm Corp.	111,800	3,430,532
		31,610,052
Mexico — 0.7%
Grupo Financiero Banorte SAB de CV	488,620	2,636,498

Grupo Mexico SAB de CV, Series B	463,480	1,067,265
		3,703,763
Netherlands — 3.1%
ASML Holding NV	17,300	3,852,883
InterXion Holding NV(1)	43,890	3,552,457
Koninklijke DSM NV	44,616	5,554,738
Unilever NV	69,030	4,284,910
		17,244,988
Peru — 0.7%
Credicorp Ltd.	18,760	3,885,571
Sweden — 0.4%
Epiroc AB, A Shares	207,370	2,151,372
Switzerland — 2.1%
Lonza Group AG(1)	20,160	7,132,338
Zurich Insurance Group AG	13,390	4,767,699
		11,900,037
United Kingdom — 5.3%
Ashtead Group plc	81,910	2,265,788
AstraZeneca plc	85,240	7,605,440
B&M European Value Retail SA	642,550	2,800,295
Burberry Group plc	125,740	3,315,948
Diageo plc	88,840	3,798,155
London Stock Exchange Group plc	76,540	6,481,178
Prudential plc	195,540	3,258,884
		29,525,688
United States — 66.8%
Abbott Laboratories	71,880	6,132,802
Adobe, Inc.(1)	36,997	10,526,016
Advanced Micro Devices, Inc.(1)	80,620	2,535,499
Agilent Technologies, Inc.	53,700	3,818,607
Air Products & Chemicals, Inc.	12,960	2,927,923
Alphabet, Inc., Class A(1)	12,955	15,423,316
Amazon.com, Inc.(1)	7,968	14,153,479
American Express Co.	81,960	9,865,525
American Tower Corp.	35,620	8,199,368
AMETEK, Inc.	84,250	7,239,602
AO Smith Corp.	49,090	2,283,667
AptarGroup, Inc.	27,800	3,397,716
Arthur J Gallagher & Co.	31,560	2,862,808
Avantor, Inc.(1)	260,380	4,556,650
Becton Dickinson and Co.	28,920	7,343,366
Bio-Rad Laboratories, Inc., Class A(1)	20,754	7,008,833
Booz Allen Hamilton Holding Corp.	46,740	3,529,337
Boston Scientific Corp.(1)	103,400	4,418,282
Brink's Co. (The)	41,260	3,104,815
Burlington Stores, Inc.(1)	17,320	3,507,127
Catalent, Inc.(1)	61,730	3,255,640
Charles Schwab Corp. (The)	105,790	4,048,583
Cheniere Energy, Inc.(1)	91,760	5,478,990

Cintas Corp.	19,700	5,196,860
CoStar Group, Inc.(1)	8,660	5,324,774
Danaher Corp.	56,550	8,035,189
Elanco Animal Health, Inc.(1)	124,223	3,232,282
EOG Resources, Inc.	58,360	4,329,728
Equinix, Inc.	21,996	12,235,935
Etsy, Inc.(1)	20,200	1,066,358
Fidelity National Information Services, Inc.	60,837	8,287,216
Floor & Decor Holdings, Inc., Class A(1)	11,672	574,496
Home Depot, Inc. (The)	33,604	7,658,688
Honeywell International, Inc.	30,447	5,012,185
IDEXX Laboratories, Inc.(1)	21,250	6,156,975
IHS Markit Ltd.(1)	151,860	9,963,535
Illumina, Inc.(1)	13,310	3,744,635
Intercontinental Exchange, Inc.	43,931	4,106,670
Keysight Technologies, Inc.(1)	50,023	4,845,228
L3Harris Technologies, Inc.	35,570	7,519,854
Liberty Media Corp-Liberty Formula One, Class C(1)	98,937	4,129,630
Lowe's Cos., Inc.	42,600	4,779,720
Lyft, Inc., Class A(1)	38,005	1,861,105
MarketAxess Holdings, Inc.	8,253	3,281,558
MasterCard, Inc., Class A	30,280	8,519,884
MongoDB, Inc.(1)	3,380	514,808
Monster Beverage Corp.(1)	125,460	7,360,738
MSCI, Inc.	15,930	3,737,656
Nordson Corp.	19,610	2,666,176
PayPal Holdings, Inc.(1)	58,070	6,332,533
Pioneer Natural Resources Co.	47,868	5,907,869
RealPage, Inc.(1)	80,810	5,145,173
Roku, Inc.(1)	22,410	3,391,978
Roper Technologies, Inc.	15,660	5,743,462
Service Corp. International/US	79,480	3,679,924
ServiceNow, Inc.(1)	20,890	5,469,838
Sherwin-Williams Co. (The)	13,040	6,868,820
Stanley Black & Decker, Inc.	35,960	4,777,646
Sysco Corp.	45,740	3,399,854
Teleflex, Inc.	17,588	6,400,625
Tempur Sealy International, Inc.(1)	37,980	2,929,018
Texas Instruments, Inc.	37,910	4,691,362
Under Armour, Inc., Class A(1)	90,920	1,692,021
Union Pacific Corp.	25,170	4,076,533
VeriSign, Inc.(1)	19,800	4,036,230
Visa, Inc., Class A	79,972	14,460,537
Webster Financial Corp.	95,890	4,292,036
Zebra Technologies Corp., Class A(1)	21,490	4,406,095
Zoetis, Inc.	60,708	7,674,705
		375,136,093
TOTAL COMMON STOCKS (Cost $385,885,747)		558,064,104

TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 3/31/20 - 5/15/28, valued at $2,303,367), in a joint trading account at 1.95%, dated 8/30/19, due 9/3/19 (Delivery value $2,258,756)		2,258,267
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $389,998), at 1.05%, dated 8/30/19, due 9/3/19 (Delivery value $376,044)		376,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,497	2,497
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,636,764)		2,636,764
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $388,522,511)		560,700,868
OTHER ASSETS AND LIABILITIES — 0.1%		678,999
TOTAL NET ASSETS — 100.0%		$561,379,867

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	17.6%
Information Technology	17.5%
Health Care	16.5%
Industrials	12.4%
Consumer Discretionary	12.1%
Consumer Staples	6.7%
Materials	4.9%
Communication Services	4.0%
Energy	4.0%
Real Estate	3.7%
Cash and Equivalents*	0.6%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the London Stock Exchange as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Austria	—	2,990,597	—
Brazil	—	5,343,375	—
Canada	4,124,862	3,292,110	—
China	14,716,165	1,466,177	—
France	—	11,268,495	—
Hong Kong	—	17,847,757	—
Hungary	—	5,203,018	—
India	—	6,303,398	—
Indonesia	—	3,054,343	—
Ireland	—	7,296,243	—
Japan	—	31,610,052	—
Mexico	—	3,703,763	—
Netherlands	3,552,457	13,692,531	—
Sweden	—	2,151,372	—
Switzerland	—	11,900,037	—
United Kingdom	—	29,525,688	—
Other Countries	379,021,664	—	—
Temporary Cash Investments	2,497	2,634,267	—
	401,417,645	159,283,223	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
August 31, 2019

International Growth - Schedule of Investments
AUGUST 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Australia — 5.0%
Aristocrat Leisure Ltd.	357,310	7,150,122
Atlassian Corp. plc, Class A(1)	47,490	6,387,880
CSL Ltd.	205,460	33,275,381
Treasury Wine Estates Ltd.(2)	1,469,350	18,564,763
		65,378,146
Austria — 0.9%
Erste Group Bank AG(1)	362,032	11,654,379
Belgium — 0.9%
KBC Group NV	205,240	11,889,516
Brazil — 1.8%
Localiza Rent a Car SA	1,278,896	14,623,455
Magazine Luiza SA	940,800	8,258,411
		22,881,866
Canada — 4.2%
Alimentation Couche-Tard, Inc., B Shares	228,060	14,354,385
Canada Goose Holdings, Inc.(1)(2)	265,450	9,901,285
Canadian Pacific Railway Ltd.	44,150	10,630,288
Intact Financial Corp.	145,180	14,188,690
Nutrien Ltd.	118,430	5,964,196
		55,038,844
China — 4.2%
Alibaba Group Holding Ltd. ADR(1)	102,620	17,961,578
ANTA Sports Products Ltd.	857,000	7,083,432
GDS Holdings Ltd. ADR(1)(2)	244,530	9,864,340
TAL Education Group ADR(1)	202,970	7,231,821
Tencent Holdings Ltd.	286,800	11,811,782
		53,952,953
Denmark — 1.0%
DSV A/S	135,432	13,418,976
Finland — 1.3%
Neste Oyj	547,600	17,254,905
France — 9.4%
Airbus SE	126,400	17,428,515
Danone SA	324,770	29,085,823
Dassault Systemes SE	93,620	13,206,404
Edenred	262,790	12,806,989
LVMH Moet Hennessy Louis Vuitton SE	39,400	15,716,307
Peugeot SA	228,320	5,109,982
Schneider Electric SE	183,300	15,357,572
TOTAL SA	261,030	13,033,101
		121,744,693
Germany — 5.7%
adidas AG	50,860	15,073,324

Aroundtown SA	1,167,110	9,705,560
Infineon Technologies AG	592,994	10,253,752
Puma SE	51,510	3,918,530
SAP SE	154,080	18,380,398
Symrise AG	172,890	16,135,886
		73,467,450
Hong Kong — 3.5%
AIA Group Ltd.	3,524,800	34,126,432
Hong Kong Exchanges & Clearing Ltd.	367,300	11,183,310
		45,309,742
Hungary — 0.4%
OTP Bank Nyrt.	122,440	4,871,848
India — 0.7%
HDFC Bank Ltd.	269,910	8,405,050
Indonesia — 0.7%
Bank Central Asia Tbk PT	4,148,200	8,890,621
Ireland — 3.0%
CRH plc	497,230	16,566,938
ICON plc(1)	52,230	8,053,344
Kerry Group plc, A Shares	121,550	14,532,976
		39,153,258
Italy — 1.1%
Nexi SpA(1)	726,095	7,934,289
Prysmian SpA	291,370	6,375,187
		14,309,476
Japan — 14.4%
Daikin Industries Ltd.	66,000	8,150,378
Fast Retailing Co. Ltd.	23,000	13,459,212
GMO Payment Gateway, Inc.	107,900	8,344,685
Hoya Corp.	239,800	19,486,044
Keyence Corp.	39,500	23,447,945
MonotaRO Co. Ltd.	643,700	15,777,007
Obic Co. Ltd.	90,200	10,302,309
Pan Pacific International Holdings Corp.	1,139,600	17,832,853
Recruit Holdings Co. Ltd.	637,800	19,293,621
Shiseido Co. Ltd.	253,800	20,707,347
Sysmex Corp.	240,400	15,328,915
Terumo Corp.	501,500	14,541,658
		186,671,974
Netherlands — 5.5%
Adyen NV(1)	16,108	11,673,720
ASML Holding NV	71,720	15,972,763
InterXion Holding NV(1)	263,568	21,333,194
Koninklijke DSM NV	184,820	23,010,280
		71,989,957
New Zealand — 0.5%
a2 Milk Co. Ltd.(1)(2)	730,480	6,647,227
Norway — 0.3%
Subsea 7 SA	410,560	3,964,698

Russia — 0.8%
Yandex NV, A Shares(1)	295,700	10,970,470
South Korea — 0.3%
Fila Korea Ltd.	93,590	4,418,509
Spain — 3.1%
Cellnex Telecom SA(1)	547,414	21,919,054
Iberdrola SA	1,730,700	17,802,513
		39,721,567
Sweden — 4.1%
Atlas Copco AB, A Shares	251,310	7,511,958
Hexagon AB, B Shares	234,590	10,442,396
Lundin Petroleum AB	448,360	13,648,051
Swedish Match AB	174,640	6,853,740
Telefonaktiebolaget LM Ericsson, B Shares	1,831,000	14,362,194
		52,818,339
Switzerland — 12.6%
Lonza Group AG(1)	75,700	26,781,646
Nestle SA	422,060	47,365,309
Novartis AG	279,540	25,172,368
Partners Group Holding AG	18,600	15,090,577
Sika AG	72,571	10,425,720
Straumann Holding AG	15,850	12,429,178
Temenos AG(1)	75,540	12,672,903
Zurich Insurance Group AG	39,830	14,182,035
		164,119,736
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,560,000	12,848,472
United Kingdom — 11.7%
Associated British Foods plc	431,623	11,936,220
AstraZeneca plc	399,530	35,647,602
B&M European Value Retail SA	2,595,333	11,310,713
Burberry Group plc	573,720	15,129,835
Diageo plc	524,670	22,431,087
Ferguson plc(1)	127,040	9,350,050
Fevertree Drinks plc	190,940	5,255,986
London Stock Exchange Group plc	315,110	26,682,569
Melrose Industries plc	6,520,240	14,387,318
		152,131,380
TOTAL COMMON STOCKS (Cost $1,048,416,762)		1,273,924,052
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 3/31/20 - 5/15/28, valued at $21,806,686), in a joint trading account at 1.95%, dated 8/30/19, due 9/3/19 (Delivery value $21,384,346)		21,379,714
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $3,642,980), at 1.05%, dated 8/30/19, due 9/3/19 (Delivery value $3,568,416)		3,568,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,745	13,745
TOTAL TEMPORARY CASH INVESTMENTS (Cost $24,961,459)		24,961,459

TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $18,371,400)	18,371,400	18,371,400
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $1,091,749,621)		1,317,256,911
OTHER ASSETS AND LIABILITIES — (1.4)%		(17,664,274)
TOTAL NET ASSETS — 100.0%		$1,299,592,637

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	16.0%
Consumer Staples	15.0%
Health Care	14.6%
Industrials	12.7%
Financials	12.6%
Consumer Discretionary	12.4%
Materials	5.5%
Energy	3.7%
Communication Services	3.4%
Utilities	1.4%
Real Estate	0.8%
Cash and Equivalents*	1.9%
* Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $17,737,911. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $18,371,400.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	6,387,880	58,990,266	—
Canada	9,901,285	45,137,559	—
China	35,057,739	18,895,214	—
Ireland	8,053,344	31,099,914	—
Netherlands	21,333,194	50,656,763	—
Russia	10,970,470	—	—
Other Countries	—	977,440,424	—
Temporary Cash Investments	13,745	24,947,714	—
Temporary Cash Investments - Securities Lending Collateral	18,371,400	—	—
	110,089,057	1,207,167,854	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
August 31, 2019

International Opportunities - Schedule of Investments
AUGUST 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Argentina — 0.5%
Globant SA(1)	28,632	2,718,036
Australia — 5.5%
Afterpay Touch Group Ltd.(1)	211,792	4,399,719
Breville Group Ltd.	114,619	1,252,401
Cleanaway Waste Management Ltd.	3,192,353	4,456,921
Northern Star Resources Ltd.	504,342	4,063,263
Saracen Mineral Holdings Ltd.(1)	2,885,012	7,101,087
Seven Group Holdings Ltd.(2)	504,491	5,644,053
WiseTech Global Ltd.(2)	144,097	3,568,890
		30,486,334
Belgium — 1.8%
Argenx SE(1)(2)	37,796	4,945,509
Galapagos NV(1)	30,845	5,201,857
		10,147,366
Brazil — 3.5%
Azul SA ADR(1)	148,437	5,213,107
Cia de Locacao das Americas	431,500	5,731,104
Notre Dame Intermedica Participacoes SA	389,600	5,101,210
Randon SA Implementos e Participacoes Preference Shares	1,407,000	3,238,037
		19,283,458
Canada — 7.2%
ATS Automation Tooling Systems, Inc.(1)	174,841	2,412,370
Badger Daylighting Ltd.(2)	232,459	7,366,265
Canada Goose Holdings, Inc.(1)	113,535	4,234,856
Descartes Systems Group, Inc. (The)(1)	116,242	4,122,688
ECN Capital Corp.	806,761	2,823,724
FirstService Corp.	46,261	4,805,390
Gibson Energy, Inc.	315,356	5,452,528
Kirkland Lake Gold Ltd.	131,174	6,378,402
TFI International, Inc.	74,775	2,176,304
		39,772,527
China — 7.2%
A-Living Services Co. Ltd., H Shares	2,633,250	5,124,971
Baozun, Inc. ADR(1)	108,848	4,980,885
Bosideng International Holdings Ltd.(2)	7,940,000	2,713,746
GDS Holdings Ltd. ADR(1)	197,981	7,986,554
GSX Techedu, Inc. ADR(1)(2)	130,335	1,866,397
Li Ning Co. Ltd.	3,220,000	9,454,745
Zhongsheng Group Holdings Ltd.(2)	2,375,000	7,395,996
		39,523,294
Finland — 1.1%
Konecranes Oyj	80,174	2,383,509

Valmet Oyj	189,973	3,439,776
		5,823,285
France — 5.8%
Alten SA	54,926	6,560,800
Euronext NV	85,819	6,764,457
Gaztransport Et Technigaz SA	48,828	4,570,544
Korian SA	153,317	6,116,816
SOITEC(1)	56,737	5,733,409
Solutions 30 SE(1)	233,552	2,264,814
		32,010,840
Germany — 6.1%
Evotec SE(1)	128,181	2,842,958
Isra Vision AG	14,844	536,756
LEG Immobilien AG	48,705	5,716,228
MorphoSys AG(1)	37,793	4,466,313
Rheinmetall AG	58,107	6,852,828
Sixt SE	43,667	4,187,554
Stroeer SE & Co. KGaA	71,764	5,359,639
Varta AG(1)	45,232	3,838,773
		33,801,049
Hong Kong — 0.8%
Ausnutria Dairy Corp. Ltd.(1)(2)	1,552,000	2,192,365
Melco International Development Ltd.	979,000	2,172,640
		4,365,005
India — 2.3%
Bata India Ltd.	163,719	3,535,270
Jubilant Foodworks Ltd.	51,892	862,772
WNS Holdings Ltd. ADR(1)	139,662	8,488,656
		12,886,698
Indonesia — 0.7%
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(1)	17,850,800	4,050,910
Israel — 1.0%
Kornit Digital Ltd.(1)	203,207	5,732,469
Italy — 2.3%
Amplifon SpA	259,743	6,684,661
Autogrill SpA	356,955	3,435,052
FinecoBank Banca Fineco SpA	264,565	2,727,387
		12,847,100
Japan — 17.3%
Adastria Co. Ltd.	6,700	129,523
Anritsu Corp.	291,800	5,446,839
Ariake Japan Co. Ltd.	53,500	4,048,122
Aruhi Corp.	139,200	2,535,928
Cosmos Pharmaceutical Corp.	21,900	4,462,692
Fancl Corp.	120,400	2,915,426
Fuji Soft, Inc.	89,900	3,853,137
GMO Payment Gateway, Inc.	79,500	6,148,308
KH Neochem Co. Ltd.	117,300	2,446,265
Kobe Bussan Co. Ltd.	119,700	5,894,343

Lasertec Corp.	116,700	6,666,131
Nabtesco Corp.	153,000	4,384,765
Nihon Kohden Corp.	158,700	4,402,092
Nihon M&A Center, Inc.	166,700	4,850,487
Nippon Gas Co. Ltd.	97,100	2,948,981
Orix JREIT, Inc.	3,030	6,389,278
Pressance Corp.	294,100	4,264,197
Raksul, Inc.(1)	80,300	3,058,889
SCSK Corp.	100,900	4,968,228
SHIFT, Inc.(1)	40,100	2,032,457
SHO-BOND Holdings Co. Ltd.	120,000	4,216,916
Tokyo Base Co. Ltd.(1)	246,200	2,070,771
Trust Tech, Inc.	343,000	3,987,155
UT Group Co. Ltd.	91,600	1,676,375
Yume No Machi Souzou Iinkai Co. Ltd.	118,400	1,646,970
		95,444,275
Netherlands — 2.8%
IMCD NV	36,055	2,532,017
InterXion Holding NV(1)	90,260	7,305,644
Takeaway.com NV(1)	60,654	5,796,261
		15,633,922
Norway — 2.1%
Bakkafrost P/F	70,132	4,120,595
Subsea 7 SA	361,341	3,489,400
TGS NOPEC Geophysical Co. ASA	161,291	3,882,217
		11,492,212
Poland — 0.9%
Dino Polska SA(1)	126,302	4,876,516
Portugal — 0.6%
NOS SGPS SA	515,380	3,031,861
South Korea — 1.4%
Douzone Bizon Co. Ltd.	65,723	3,114,290
Fila Korea Ltd.	100,370	4,738,601
		7,852,891
Spain — 0.6%
Applus Services SA	246,114	3,274,467
Sweden — 6.6%
AAK AB	315,082	6,273,587
Elekta AB, B Shares	173,645	2,214,270
Fabege AB	410,033	6,861,936
Fastighets AB Balder, B Shares(1)	178,317	6,724,055
Indutrade AB	111,026	3,174,892
Lindab International AB	324,971	3,133,554
Loomis AB, B Shares	162,604	5,504,363
Thule Group AB	135,409	2,687,043
		36,573,700
Switzerland — 2.3%
ams AG(1)	27,230	1,093,974
Georg Fischer AG	2,340	1,918,384

Landis+Gyr Group AG(1)	43,372	3,555,251
Tecan Group AG	26,014	6,247,066
		12,814,675
Taiwan — 3.2%
ASMedia Technology, Inc.	231,000	3,704,315
Chailease Holding Co. Ltd.	1,265,786	5,010,139
Merida Industry Co. Ltd.	1,085,000	6,266,213
Nien Made Enterprise Co. Ltd.	320,000	2,797,957
		17,778,624
Turkey — 0.5%
Ulker Biskuvi Sanayi AS(1)	850,738	2,616,671
United Arab Emirates — 0.6%
Network International Holdings plc(1)	471,575	3,449,029
United Kingdom — 13.8%
Abcam plc	182,380	2,568,669
Avast plc	848,981	3,929,052
AVEVA Group plc	69,252	3,119,026
Burford Capital Ltd.(2)	164,163	1,398,322
Dechra Pharmaceuticals plc	121,225	4,429,028
Electrocomponents plc	549,721	3,890,679
Entertainment One Ltd.	553,406	3,942,449
Fevertree Drinks plc	94,434	2,599,475
Grafton Group plc	337,685	3,095,027
Hikma Pharmaceuticals plc	145,998	3,589,065
HomeServe plc	438,923	6,134,380
Intermediate Capital Group plc	534,775	8,699,997
Keywords Studios plc	106,899	2,066,372
Moneysupermarket.com Group plc	1,123,463	5,109,183
Nomad Foods Ltd.(1)	302,635	6,098,095
Rotork plc	877,791	3,309,783
Sophos Group plc	764,467	3,578,272
SSP Group plc	317,518	2,732,997
Trainline plc(1)	375,883	2,173,558
UNITE Group plc (The)	269,569	3,434,977
		75,898,406
TOTAL COMMON STOCKS (Cost $490,451,590)		544,185,620
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 3/31/20 - 5/15/28, valued at $245,089), in a joint trading account at 1.95%, dated 8/30/19, due 9/3/19 (Delivery value $240,342)		240,290
State Street Institutional U.S. Government Money Market Fund, Premier Class	40,274	40,274
TOTAL TEMPORARY CASH INVESTMENTS (Cost $280,564)		280,564
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $6,619,353)	6,619,353	6,619,353
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $497,351,507)		551,085,537
OTHER ASSETS AND LIABILITIES — 0.2%		1,231,786
TOTAL NET ASSETS — 100.0%		$552,317,323

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.2%
Information Technology	21.1%
Consumer Discretionary	14.5%
Health Care	10.5%
Consumer Staples	8.4%
Financials	7.2%
Real Estate	5.1%
Materials	3.6%
Energy	3.1%
Communication Services	2.3%
Utilities	0.5%
Cash and Equivalents*	1.5%
* Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $16,637,728. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $17,745,930, which includes securities collateral of $11,126,577.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	2,718,036	—	—
Brazil	5,213,107	14,070,351	—
Canada	4,234,856	35,537,671	—
China	14,833,836	24,689,458	—
India	8,488,656	4,398,042	—
Israel	5,732,469	—	—
Netherlands	7,305,644	8,328,278	—
United Kingdom	6,098,095	69,800,311	—
Other Countries	—	332,736,810	—
Temporary Cash Investments	40,274	240,290	—
Temporary Cash Investments - Securities Lending Collateral	6,619,353	—	—
	61,284,326	489,801,211	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
August 31, 2019

International Value - Schedule of Investments
AUGUST 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 93.8%
Australia — 6.5%
Australia & New Zealand Banking Group Ltd.	34,723	624,657
Beach Energy Ltd.	118,178	194,445
BHP Group Ltd.	12,400	305,369
CIMIC Group Ltd.	7,484	155,908
Commonwealth Bank of Australia	4,340	230,830
Iluka Resources Ltd.	12,200	58,650
JB Hi-Fi Ltd.(1)	4,135	91,822
Santos Ltd.	9,726	47,146
South32 Ltd.	98,300	174,558
Super Retail Group Ltd.	17,290	108,915
Telstra Corp. Ltd.	168,301	422,015
Westpac Banking Corp.	8,279	157,120
		2,571,435
Belgium — 1.0%
KBC Group NV	1,171	67,836
Telenet Group Holding NV	6,558	327,291
		395,127
Denmark — 0.7%
Carlsberg A/S, B Shares	1,800	265,537
Finland — 1.1%
Kone Oyj, B Shares	6,500	375,999
Orion Oyj, Class B	1,955	72,614
		448,613
France — 10.5%
AXA SA	4,750	109,052
BNP Paribas SA	8,647	390,501
CGG SA(2)	51,695	105,370
CNP Assurances	15,572	282,914
Dassault Systemes SE	1,282	180,844
Eiffage SA	1,165	120,747
Hermes International	413	282,139
Kering SA	456	221,077
L'Oreal SA	1,030	281,732
Lagardere SCA	10,801	230,018
LVMH Moet Hennessy Louis Vuitton SE	520	207,423
Metropole Television SA	2,358	40,495
Peugeot SA	17,965	402,071
Safran SA	1,055	153,379
Sanofi	4,254	365,516
Schneider Electric SE	1,900	159,189
TOTAL SA	10,961	547,277
Vinci SA	750	82,017
		4,161,761

Germany — 6.3%
adidas AG	1,212	359,199
Allianz SE	2,870	632,274
Bayer AG	1,746	129,194
Deutsche Post AG	3,700	121,818
Deutsche Telekom AG	26,028	434,155
Hamburger Hafen und Logistik AG	2,198	53,100
HOCHTIEF AG	600	65,257
MTU Aero Engines AG	690	188,615
RTL Group SA	988	46,024
RWE AG	13,704	390,620
SAP SE	600	71,575
		2,491,831
Hong Kong — 2.5%
BOC Hong Kong Holdings Ltd.	26,500	89,016
CLP Holdings Ltd.	30,500	313,180
Hang Seng Bank Ltd.	8,000	166,412
Hong Kong Exchanges & Clearing Ltd.	2,000	60,895
Sands China Ltd.	72,400	326,493
Wharf Holdings Ltd. (The)	21,000	45,802
		1,001,798
Israel — 1.9%
Bank Leumi Le-Israel BM	12,240	83,422
Check Point Software Technologies Ltd.(2)	2,600	280,020
Mizrahi Tefahot Bank Ltd.	3,510	80,764
Nice Ltd.(2)	1,200	183,979
Wix.com Ltd.(2)	900	126,225
		754,410
Italy — 2.9%
Enel SpA	29,992	217,374
Eni SpA	31,553	476,296
Fiat Chrysler Automobiles NV	11,200	146,616
Unipol Gruppo SpA	40,400	204,181
UnipolSai Assicurazioni SpA(1)	40,900	104,034
		1,148,501
Japan — 21.5%
Amada Holdings Co. Ltd.	37,900	394,027
Astellas Pharma, Inc.	27,000	373,401
Bandai Namco Holdings, Inc.	1,000	58,710
Brother Industries Ltd.	12,600	218,320
Chugai Pharmaceutical Co. Ltd.	2,000	142,936
Daiichi Sankyo Co. Ltd.	1,400	92,357
Daiwa Securities Group, Inc.	18,000	77,429
Eisai Co. Ltd.	2,500	127,576
FANUC Corp.	1,400	242,558
Hitachi Ltd.	4,700	160,236
Honda Motor Co. Ltd.	7,600	180,227
Hoya Corp.	3,000	243,779
Isuzu Motors Ltd.	22,300	239,171

Kao Corp.	1,500	108,352
KDDI Corp.	16,400	437,260
Kirin Holdings Co. Ltd.	2,800	55,259
Marubeni Corp.	34,700	221,073
Mazda Motor Corp.	8,000	67,004
Mitsubishi Chemical Holdings Corp.	16,300	111,650
Mitsubishi Corp.	5,800	140,914
Mitsubishi Heavy Industries Ltd.	1,000	37,529
Mitsubishi UFJ Financial Group, Inc.	57,400	275,344
Nexon Co. Ltd.(2)	10,000	134,466
Nikon Corp.	11,700	144,498
Nintendo Co. Ltd.	500	189,253
Nippon Telegraph & Telephone Corp.	3,800	182,142
NTT DOCOMO, Inc.	23,100	582,646
Oji Holdings Corp.	19,600	91,115
ORIX Corp.	20,800	307,477
Persol Holdings Co. Ltd.	2,800	56,701
Recruit Holdings Co. Ltd.	10,900	329,728
Shionogi & Co. Ltd.	6,800	363,934
Shizuoka Bank Ltd. (The)	38,100	257,029
Showa Denko KK	4,000	103,560
Sony Corp.	2,200	125,291
Sumitomo Mitsui Financial Group, Inc.	7,500	245,549
Suzuki Motor Corp.	7,200	276,968
Takeda Pharmaceutical Co., Ltd.	5,100	172,334
Teijin Ltd.	8,900	159,752
Toyota Motor Corp.	9,800	641,031
Trend Micro, Inc.	3,000	145,204
		8,513,790
Netherlands — 3.1%
ABN AMRO Bank NV CVA	15,390	274,270
ASR Nederland NV	6,987	244,496
Coca-Cola European Partners plc	5,497	309,701
NN Group NV	6,236	208,962
Signify NV	6,528	191,128
		1,228,557
New Zealand — 1.5%
a2 Milk Co. Ltd.(2)	18,933	171,862
Contact Energy Ltd.	19,951	105,266
Meridian Energy Ltd.	49,889	156,393
Spark New Zealand Ltd.	57,422	159,880
		593,401
Norway — 2.1%
Aker BP ASA	9,524	252,260
Equinor ASA	21,725	369,779
Telenor ASA	10,772	220,909
		842,948
Singapore — 2.7%
ComfortDelGro Corp. Ltd.	146,800	258,678

Oversea-Chinese Banking Corp. Ltd.	38,700	296,199
Singapore Telecommunications Ltd.	102,900	235,037
United Overseas Bank Ltd.	15,600	280,184
		1,070,098
Spain — 4.8%
Banco Bilbao Vizcaya Argentaria SA	61,533	291,811
Banco Santander SA	111,194	421,019
Iberdrola SA	70,078	720,844
Mapfre SA	90,093	234,674
Telefonica SA	32,300	223,840
		1,892,188
Sweden — 0.6%
Axfood AB	3,556	74,589
Lundin Petroleum AB	4,883	148,638
		223,227
Switzerland — 6.4%
Logitech International SA	6,286	255,142
Nestle SA	3,514	394,356
Novartis AG	7,433	669,336
Roche Holding AG	1,340	366,536
Temenos AG(2)	850	142,599
UBS Group AG(2)	9,016	95,317
Zurich Insurance Group AG	1,742	620,264
		2,543,550
United Kingdom — 17.7%
3i Group plc	28,554	381,220
Aggreko plc	15,050	140,412
Anglo American plc	18,498	399,851
BHP Group plc	32,623	705,453
BP plc	72,841	444,145
British American Tobacco plc	5,028	176,334
Dunelm Group plc	5,261	56,104
Evraz plc	29,813	180,199
GlaxoSmithKline plc	43,956	914,917
HSBC Holdings plc	125,123	899,796
Legal & General Group plc	124,595	333,356
Marks & Spencer Group plc	28,386	66,451
Rio Tinto plc	8,751	441,336
Royal Bank of Scotland Group plc	28,400	64,150
Royal Dutch Shell plc, B Shares	54,532	1,504,132
Sage Group plc (The)	17,900	152,702
Tate & Lyle plc	14,394	126,140
Vodafone Group plc	19,226	36,306
		7,023,004
TOTAL COMMON STOCKS (Cost $39,381,223)		37,169,776
EXCHANGE-TRADED FUNDS — 3.9%
iShares MSCI EAFE ETF	18,284	1,155,731
iShares MSCI EAFE Value ETF	5,000	225,600

iShares MSCI Japan ETF	2,950	159,064
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,563,943)		1,540,395
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 3/31/20 - 5/15/28, valued at $698,934), in a joint trading account at 1.95%, dated 8/30/19, due 9/3/19 (Delivery value $685,397)		685,249
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $118,982), at 1.05%, dated 8/30/19, due 9/3/19 (Delivery value $114,013)		114,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	852	852
TOTAL TEMPORARY CASH INVESTMENTS (Cost $800,101)		800,101
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $94,209)	94,209	94,209
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $41,839,476)		39,604,481
OTHER ASSETS AND LIABILITIES — 0.1%		36,329
TOTAL NET ASSETS — 100.0%		$39,640,810

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.0%
Energy	10.3%
Consumer Discretionary	10.1%
Health Care	10.0%
Communication Services	9.7%
Industrials	8.8%
Materials	6.9%
Information Technology	5.2%
Consumer Staples	4.9%
Utilities	4.8%
Real Estate	0.1%
Exchange-Traded Funds	3.9%
Cash and Equivalents*	2.3%
* Includes temporary cash investments, temporary cash investment - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

(1)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $191,932. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(2)	Non-income producing.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $202,430, which includes securities collateral of $108,221.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	715,946	36,453,830	—
Exchange-Traded Funds	1,540,395	—	—
Temporary Cash Investments	852	799,249	—
Temporary Cash Investments - Securities Lending Collateral	94,209	—	—
	2,351,402	37,253,079	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Emerging Markets Fund
August 31, 2019

NT Emerging Markets - Schedule of Investments
AUGUST 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
Brazil — 10.4%
B3 SA - Brasil Bolsa Balcao	808,800	8,791,134
Banco Bradesco SA ADR	823,258	6,577,831
Cyrela Brazil Realty SA Empreendimentos e Participacoes	727,200	4,409,561
Localiza Rent a Car SA	528,239	6,040,115
Lojas Renner SA	439,640	5,374,204
Magazine Luiza SA	825,000	7,241,910
Pagseguro Digital Ltd., Class A(1)	114,009	5,695,890
		44,130,645
China — 34.7%
Alibaba Group Holding Ltd. ADR(1)	125,969	22,048,354
Anhui Conch Cement Co. Ltd., H Shares	879,500	4,932,194
Baozun, Inc. ADR(1)	115,934	5,305,140
Brilliance China Automotive Holdings Ltd.	4,648,000	4,909,685
China Construction Bank Corp., H Shares	9,275,000	6,857,541
China Education Group Holdings Ltd.(2)	2,509,000	3,720,386
China Gas Holdings Ltd.	1,370,800	5,648,539
China International Travel Service Corp. Ltd., A Shares	172,987	2,304,093
China Overseas Land & Investment Ltd.	606,000	1,908,104
CIFI Holdings Group Co. Ltd.	7,380,376	3,947,566
CNOOC Ltd.	4,695,000	6,964,805
Country Garden Services Holdings Co. Ltd.	1,096,000	3,158,628
GDS Holdings Ltd. ADR(1)	173,212	6,987,372
Haier Electronics Group Co. Ltd.	850,000	2,201,426
Industrial & Commercial Bank of China Ltd., H Shares	10,313,095	6,488,881
Kweichow Moutai Co. Ltd., A Shares	26,600	4,240,806
KWG Group Holdings Ltd.(1)	1,146,500	994,017
Li Ning Co. Ltd.	1,991,000	5,846,086
New Oriental Education & Technology Group, Inc. ADR(1)	74,753	8,476,990
Ping An Insurance Group Co. of China Ltd., H Shares	657,000	7,487,939
Shenzhou International Group Holdings Ltd.	305,100	4,123,054
TAL Education Group ADR(1)	138,834	4,946,656
Tencent Holdings Ltd.	572,500	23,578,261
		147,076,523
Colombia — 0.5%
Bancolombia SA ADR	42,264	2,104,747
Czech Republic — 0.5%
Moneta Money Bank AS	598,314	1,936,491
Egypt — 0.8%
Commercial International Bank Egypt S.A.E.	395,253	1,914,912
Commercial International Bank Egypt S.A.E. GDR	308,178	1,433,140
		3,348,052
Hungary — 0.8%
OTP Bank Nyrt.	83,481	3,321,682

India — 7.8%
Bajaj Finance Ltd.	49,351	2,298,023
Bata India Ltd.	111,322	2,403,834
HDFC Bank Ltd.	319,693	9,955,302
Indraprastha Gas Ltd.	504,679	2,372,847
IndusInd Bank Ltd.	111,335	2,170,802
Jubilant Foodworks Ltd.	122,044	2,029,140
Larsen & Toubro Ltd.	118,596	2,205,692
Nestle India Ltd.	16,882	3,041,917
Tata Consultancy Services Ltd.	171,664	5,428,521
Titan Co. Ltd.	71,499	1,103,569
		33,009,647
Indonesia — 3.8%
Astra International Tbk PT	4,844,400	2,273,175
Bank Rakyat Indonesia Persero Tbk PT	24,550,700	7,361,306
Telekomunikasi Indonesia Persero Tbk PT	21,166,400	6,648,885
		16,283,366
Mexico — 2.0%
America Movil SAB de CV, Class L ADR	149,554	2,186,479
Grupo Aeroportuario del Centro Norte SAB de CV	484,804	2,850,792
Wal-Mart de Mexico SAB de CV	1,240,673	3,519,930
		8,557,201
Peru — 0.9%
Credicorp Ltd.	17,990	3,726,089
Philippines — 1.3%
Ayala Land, Inc.	6,043,980	5,486,781
Russia — 4.7%
Novatek PJSC GDR	51,121	9,925,912
Sberbank of Russia PJSC ADR (London)	314,330	4,312,609
Yandex NV, A Shares(1)	151,559	5,622,839
		19,861,360
South Africa — 4.6%
Capitec Bank Holdings Ltd.	65,491	4,726,880
Foschini Group Ltd. (The)	65,050	645,342
Kumba Iron Ore Ltd.	109,367	2,833,062
Naspers Ltd., N Shares	49,162	11,192,329
		19,397,613
South Korea — 8.9%
CJ Logistics Corp.(1)(2)	40,288	4,755,834
Doosan Bobcat, Inc.	43,239	1,279,670
Fila Korea Ltd.	124,853	5,894,477
Hotel Shilla Co. Ltd.	31,317	2,036,936
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	32,855	2,983,223
Orion Corp/Republic of Korea	29,878	2,222,275
POSCO Chemical Co. Ltd.(2)	47,744	2,076,828
Samsung Electro-Mechanics Co. Ltd.(2)	24,586	1,808,184
Samsung Electronics Co. Ltd.	397,382	14,432,715
		37,490,142

Taiwan — 9.9%
Chailease Holding Co. Ltd.	1,918,788	7,594,803
Chroma ATE, Inc.	829,000	4,004,214
Merida Industry Co. Ltd.	343,000	1,980,932
President Chain Store Corp.	243,000	2,258,732
Taiwan Cement Corp.	2,931,301	3,581,443
Taiwan Cement Corp. Preference Shares	142,847	239,671
Taiwan Semiconductor Manufacturing Co. Ltd.	2,721,774	22,417,075
		42,076,870
Thailand — 3.7%
Airports of Thailand PCL	1,069,800	2,510,693
CP ALL PCL	2,501,100	6,855,812
Kasikornbank PCL NVDR	396,600	2,072,386
Minor International PCL	1,954,900	2,423,201
Muangthai Capital PCL	1,086,500	1,945,895
		15,807,987
Turkey — 0.6%
BIM Birlesik Magazalar AS	296,836	2,395,836
United Arab Emirates — 0.9%
First Abu Dhabi Bank PJSC	890,219	3,701,090
United Kingdom — 0.7%
NMC Health plc(2)	95,183	2,900,112
TOTAL COMMON STOCKS (Cost $321,224,336)		412,612,234
TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 3/31/20 - 5/15/28, valued at $9,152,197), in a joint trading account at 1.95%, dated 8/30/19, due 9/3/19 (Delivery value $8,974,942)		8,972,998
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $1,526,941), at 1.05%, dated 8/30/19, due 9/3/19 (Delivery value $1,497,175)		1,497,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,919	6,919
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,476,917)		10,476,917
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $4,820,366)	4,820,366	4,820,366
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $336,521,619)		427,909,517
OTHER ASSETS AND LIABILITIES — (1.1)%		(4,719,584)
TOTAL NET ASSETS — 100.0%		$423,189,933

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	26.9%
Financials	22.8%
Information Technology	14.4%
Communication Services	9.0%
Industrials	6.0%
Consumer Staples	5.7%
Energy	4.0%
Materials	3.3%
Real Estate	2.8%
Utilities	1.9%
Health Care	0.7%
Cash and Equivalents*	2.5%
* Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,183,171. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $8,693,439, which includes securities collateral of $3,873,073.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	12,273,721	31,856,924	—
China	47,764,512	99,312,011	—
Colombia	2,104,747	—	—
Mexico	2,186,479	6,370,722	—
Peru	3,726,089	—	—
Russia	5,622,839	14,238,521	—
Other Countries	—	187,155,669	—
Temporary Cash Investments	6,919	10,469,998	—
Temporary Cash Investments - Securities Lending Collateral	4,820,366	—	—
	78,505,672	349,403,845	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Growth Fund
August 31, 2019

NT International Growth - Schedule of Investments
AUGUST 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Australia — 5.0%
Aristocrat Leisure Ltd.	215,820	4,318,770
Atlassian Corp. plc, Class A(1)	29,630	3,985,531
CSL Ltd.	128,500	20,811,284
Treasury Wine Estates Ltd.	916,810	11,583,599
		40,699,184
Austria — 0.9%
Erste Group Bank AG(1)	219,354	7,061,350
Belgium — 0.9%
KBC Group NV	125,040	7,243,545
Brazil — 1.8%
Localiza Rent a Car SA	805,520	9,210,667
Magazine Luiza SA	587,100	5,153,607
		14,364,274
Canada — 4.2%
Alimentation Couche-Tard, Inc., B Shares	143,450	9,028,925
Canada Goose Holdings, Inc.(1)(2)	167,140	6,234,322
Canadian Pacific Railway Ltd.	27,500	6,621,357
Intact Financial Corp.	90,590	8,853,516
Nutrien Ltd.	71,550	3,603,295
		34,341,415
China — 4.1%
Alibaba Group Holding Ltd. ADR(1)	64,880	11,355,946
ANTA Sports Products Ltd.	535,000	4,421,979
GDS Holdings Ltd. ADR(1)(2)	152,220	6,140,555
TAL Education Group ADR(1)	122,840	4,376,789
Tencent Holdings Ltd.	172,600	7,108,485
		33,403,754
Denmark — 1.0%
DSV A/S	85,292	8,450,966
Finland — 1.4%
Neste Oyj	348,400	10,978,102
France — 9.3%
Airbus SE	79,600	10,975,552
Danone SA	196,850	17,629,535
Dassault Systemes SE	59,460	8,387,660
Edenred	165,320	8,056,819
LVMH Moet Hennessy Louis Vuitton SE	24,530	9,784,798
Peugeot SA	143,280	3,206,720
Schneider Electric SE	113,890	9,542,138
TOTAL SA	165,040	8,240,367
		75,823,589
Germany — 5.7%
adidas AG	31,730	9,403,786

Aroundtown SA	739,920	6,153,094
Infineon Technologies AG	376,634	6,512,565
Puma SE	32,140	2,444,992
SAP SE	97,910	11,679,808
Symrise AG	109,610	10,229,941
		46,424,186
Hong Kong — 3.5%
AIA Group Ltd.	2,218,600	21,480,056
Hong Kong Exchanges & Clearing Ltd.	223,100	6,792,803
		28,272,859
Hungary — 0.4%
OTP Bank Nyrt.	76,480	3,043,115
India — 0.7%
HDFC Bank Ltd.	170,370	5,305,355
Indonesia — 0.7%
Bank Central Asia Tbk PT	2,769,300	5,935,297
Ireland — 3.1%
CRH plc	316,972	10,561,019
ICON plc(1)	33,490	5,163,823
Kerry Group plc, A Shares	76,420	9,137,063
		24,861,905
Italy — 1.1%
Nexi SpA(1)	452,946	4,949,496
Prysmian SpA	176,320	3,857,889
		8,807,385
Japan — 14.4%
Daikin Industries Ltd.	41,700	5,149,557
Fast Retailing Co. Ltd.	14,100	8,251,082
GMO Payment Gateway, Inc.	67,200	5,197,060
Hoya Corp.	151,900	12,343,328
Keyence Corp.	24,900	14,781,110
MonotaRO Co. Ltd.	399,900	9,801,499
Obic Co. Ltd.	59,600	6,807,291
Pan Pacific International Holdings Corp.	700,000	10,953,841
Recruit Holdings Co. Ltd.	403,700	12,212,033
Shiseido Co. Ltd.	161,600	13,184,820
Sysmex Corp.	152,600	9,730,418
Terumo Corp.	303,300	8,794,586
		117,206,625
Netherlands — 5.5%
Adyen NV(1)	9,800	7,102,214
ASML Holding NV	45,650	10,166,713
InterXion Holding NV(1)	165,530	13,397,998
Koninklijke DSM NV	114,380	14,240,427
		44,907,352
New Zealand — 0.5%
a2 Milk Co. Ltd.(1)(2)	447,740	4,074,348
Norway — 0.3%
Subsea 7 SA	263,790	2,547,368

Russia — 0.9%
Yandex NV, A Shares(1)	184,070	6,828,997
South Korea — 0.3%
Fila Korea Ltd.	57,310	2,705,681
Spain — 3.1%
Cellnex Telecom SA(1)	346,706	13,882,487
Iberdrola SA	1,089,310	11,204,978
		25,087,465
Sweden — 3.6%
Atlas Copco AB, A Shares	155,580	4,650,473
Hexagon AB, B Shares	147,740	6,576,408
Lundin Petroleum AB	287,890	8,763,354
Telefonaktiebolaget LM Ericsson, B Shares	1,165,020	9,138,309
		29,128,544
Switzerland — 13.7%
Lonza Group AG(1)	47,230	16,709,341
Nestle SA	325,320	36,508,747
Novartis AG	202,300	18,216,964
Partners Group Holding AG	11,310	9,176,044
Sika AG	45,085	6,477,017
Straumann Holding AG	9,750	7,645,709
Temenos AG(1)	47,830	8,024,159
Zurich Insurance Group AG	24,750	8,812,588
		111,570,569
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	988,000	8,137,365
United Kingdom — 11.8%
Associated British Foods plc	259,390	7,173,242
AstraZeneca plc	249,400	22,252,426
B&M European Value Retail SA	1,634,156	7,121,810
Burberry Group plc	360,680	9,511,659
Diageo plc	333,250	14,247,355
Ferguson plc(1)	79,990	5,887,205
Fevertree Drinks plc	118,700	3,267,442
London Stock Exchange Group plc	200,360	16,965,884
Melrose Industries plc	4,134,840	9,123,784
		95,550,807
TOTAL COMMON STOCKS (Cost $656,634,093)		802,761,402
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 3/31/20 - 5/15/28, valued at $6,753,644), in a joint trading account at 1.95%, dated 8/30/19, due 9/3/19 (Delivery value $6,622,843)		6,621,408
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $1,130,333), at 1.05%, dated 8/30/19, due 9/3/19 (Delivery value $1,105,129)		1,105,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,781	4,781
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,731,189)		7,731,189

TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $12,183,253)	12,183,253	12,183,253
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $676,548,535)		822,675,844
OTHER ASSETS AND LIABILITIES — (1.3)%		(10,703,770)
TOTAL NET ASSETS — 100.0%		$811,972,074

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	16.0%
Consumer Staples	15.5%
Health Care	15.0%
Industrials	12.6%
Financials	12.5%
Consumer Discretionary	12.3%
Materials	5.6%
Energy	3.8%
Communication Services	3.5%
Utilities	1.4%
Real Estate	0.7%
Cash and Equivalents*	1.1%
* Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $11,816,591. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $12,230,148, which includes securities collateral of $46,895.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	3,985,531	36,713,653	—
Canada	6,234,322	28,107,093	—
China	21,873,290	11,530,464	—
Ireland	5,163,823	19,698,082	—
Netherlands	13,397,998	31,509,354	—
Russia	6,828,997	—	—
Other Countries	—	617,718,795	—
Temporary Cash Investments	4,781	7,726,408	—
Temporary Cash Investments - Securities Lending Collateral	12,183,253	—	—
	69,671,995	753,003,849	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Small-Mid Cap Fund
August 31, 2019

NT International Small-Mid Cap - Schedule of Investments
AUGUST 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.4%
Australia — 6.5%
Afterpay Touch Group Ltd.(1)	121,383	2,521,583
Breville Group Ltd.	56,540	617,792
Cleanaway Waste Management Ltd.	2,267,610	3,165,865
Jumbo Interactive Ltd.(2)	181,444	2,728,508
Northern Star Resources Ltd.	287,039	2,312,548
Saracen Mineral Holdings Ltd.(1)	1,659,229	4,083,980
Seven Group Holdings Ltd.(2)	289,329	3,236,902
WiseTech Global Ltd.(2)	84,138	2,083,869
		20,751,047
Belgium — 3.6%
Argenx SE(1)	21,561	2,821,201
Barco NV	24,562	5,227,921
Galapagos NV(1)	20,344	3,430,916
		11,480,038
Canada — 8.6%
ATS Automation Tooling Systems, Inc.(1)	104,700	1,444,599
Badger Daylighting Ltd.	132,339	4,193,618
Canada Goose Holdings, Inc.(1)	64,564	2,408,237
Colliers International Group, Inc.(2)	38,253	2,580,081
Descartes Systems Group, Inc. (The)(1)	73,556	2,608,768
ECN Capital Corp.	616,601	2,158,150
FirstService Corp.	25,542	2,653,191
Gibson Energy, Inc.	178,089	3,079,171
Kirkland Lake Gold Ltd.	103,851	5,049,808
TFI International, Inc.	42,921	1,249,203
		27,424,826
Finland — 1.1%
Konecranes Oyj	48,553	1,443,442
Valmet Oyj	105,373	1,907,953
		3,351,395
France — 8.7%
Alten SA	28,584	3,414,301
Euronext NV	59,563	4,694,897
Gaztransport Et Technigaz SA	39,117	3,661,546
Korian SA	120,607	4,811,801
Nexity SA	33,639	1,568,255
SOITEC(1)	39,519	3,993,489
Solutions 30 SE(1)	195,391	1,894,757
Teleperformance	16,513	3,607,395
		27,646,441
Germany — 7.1%
Evotec SE(1)	59,357	1,316,493
Isra Vision AG	9,154	331,007

LEG Immobilien AG	55,438	6,506,442
MorphoSys AG(1)	22,901	2,706,402
Rheinmetall AG	36,509	4,305,675
Sixt SE	24,160	2,316,882
Stroeer SE & Co. KGaA	40,515	3,025,832
Varta AG(1)	25,899	2,198,010
		22,706,743
Hong Kong — 0.8%
Ausnutria Dairy Corp. Ltd.(1)(2)	923,000	1,303,836
Melco International Development Ltd.	575,000	1,276,065
		2,579,901
Israel — 0.9%
Kornit Digital Ltd.(1)	107,019	3,019,006
Italy — 2.8%
Amplifon SpA	150,748	3,879,601
Autogrill SpA	202,600	1,949,662
FinecoBank Banca Fineco SpA	297,889	3,070,923
		8,900,186
Japan — 21.6%
Adastria Co. Ltd.	3,800	73,461
Anritsu Corp.	151,600	2,829,818
Ariake Japan Co. Ltd.	35,200	2,663,437
Aruhi Corp.	106,300	1,936,560
Cosmos Pharmaceutical Corp.	12,600	2,567,576
Fancl Corp.	70,900	1,716,808
Fuji Soft, Inc.	51,700	2,215,875
GMO Payment Gateway, Inc.	45,300	3,503,376
KH Neochem Co. Ltd.	69,100	1,441,065
Kobe Bussan Co. Ltd.	73,300	3,609,485
Kyoritsu Maintenance Co. Ltd.	39,900	1,575,004
Lasertec Corp.	65,400	3,735,775
Nabtesco Corp.	86,200	2,470,371
Nihon Kohden Corp.	89,900	2,493,687
Nihon M&A Center, Inc.	95,800	2,787,503
Nippon Gas Co. Ltd.	88,700	2,693,868
Orix JREIT, Inc.	2,657	5,602,743
PeptiDream, Inc.(1)	65,200	3,413,960
Pigeon Corp.	23,900	866,379
Pressance Corp.	194,100	2,814,283
Raksul, Inc.(1)	40,000	1,523,730
SCSK Corp.	60,100	2,959,272
SHIFT, Inc.(1)	29,700	1,505,336
SHO-BOND Holdings Co. Ltd.	87,000	3,057,264
Tokyo Base Co. Ltd.(1)	145,400	1,222,949
Trust Tech, Inc.	207,500	2,412,054
UT Group Co. Ltd.	54,000	988,256
Yume No Machi Souzou Iinkai Co. Ltd.	73,400	1,021,010
Zenkoku Hosho Co. Ltd.	84,200	3,204,291
		68,905,196

Netherlands — 3.0%
IMCD NV	25,260	1,773,922
InterXion Holding NV(1)	53,343	4,317,582
Takeaway.com NV(1)	35,077	3,352,053
		9,443,557
Norway — 2.2%
Bakkafrost P/F	39,960	2,347,844
Subsea 7 SA	255,019	2,462,668
TGS NOPEC Geophysical Co. ASA	95,771	2,305,174
		7,115,686
Portugal — 0.7%
NOS SGPS SA	393,119	2,312,628
Singapore — 0.8%
Mapletree Industrial Trust	1,570,600	2,613,727
Spain — 1.2%
Applus Services SA	122,169	1,625,419
Inmobiliaria Colonial Socimi SA	203,632	2,349,032
		3,974,451
Sweden — 6.8%
AAK AB	181,218	3,608,225
Elekta AB, B Shares	98,373	1,254,423
Fabege AB	236,606	3,959,621
Fastighets AB Balder, B Shares(1)	115,148	4,342,051
Indutrade AB	62,625	1,790,820
Lindab International AB	185,295	1,786,719
Loomis AB, B Shares	92,723	3,138,798
Thule Group AB	97,069	1,926,228
		21,806,885
Switzerland — 2.5%
ams AG(1)	16,171	649,675
Georg Fischer AG	1,361	1,115,778
Landis+Gyr Group AG(1)	30,730	2,518,972
Tecan Group AG	15,396	3,697,234
		7,981,659
United Kingdom — 18.5%
Abcam plc	112,344	1,582,271
Ashmore Group plc	332,165	1,824,735
Avast plc	797,113	3,689,009
AVEVA Group plc	40,176	1,809,478
Burford Capital Ltd.(2)	111,120	946,508
Dechra Pharmaceuticals plc	65,873	2,406,710
Electrocomponents plc	317,978	2,250,506
Entertainment One Ltd.	840,898	5,990,534
Fevertree Drinks plc	55,994	1,541,341
Games Workshop Group plc	15,271	814,243
Grafton Group plc	198,967	1,823,617
Hikma Pharmaceuticals plc	83,988	2,064,675
HomeServe plc	289,810	4,050,380
Intermediate Capital Group plc	348,678	5,672,475

JD Sports Fashion plc	253,454	1,904,333
Keywords Studios plc	62,163	1,201,619
Moneysupermarket.com Group plc	626,129	2,847,453
Nomad Foods Ltd.(1)	184,683	3,721,362
Rentokil Initial plc	328,928	1,802,804
Rotork plc	589,911	2,224,308
Sophos Group plc	432,150	2,022,782
SSP Group plc	197,041	1,696,006
Trainline plc(1)	217,831	1,259,616
UNITE Group plc (The)	307,092	3,913,113
		59,059,878
TOTAL COMMON STOCKS (Cost $277,044,887)		311,073,250
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 3/31/20 - 5/15/28, valued at $4,173,812), in a joint trading account at 1.95%, dated 8/30/19, due 9/3/19 (Delivery value $4,092,977)		4,092,090
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $700,674), at 1.05%, dated 8/30/19, due 9/3/19 (Delivery value $682,080)		682,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,854	3,854
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,777,944)		4,777,944
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,139,875)	1,139,875	1,139,875
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $282,962,706)		316,991,069
OTHER ASSETS AND LIABILITIES — 0.7%		2,102,626
TOTAL NET ASSETS — 100.0%		$319,093,695

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.0%
Information Technology	18.0%
Health Care	11.2%
Financials	9.5%
Consumer Discretionary	9.2%
Real Estate	9.1%
Consumer Staples	7.4%
Materials	4.0%
Energy	3.6%
Communication Services	3.6%
Utilities	0.8%
Cash and Equivalents*	2.6%
* Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,206,828. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $10,766,017, which includes securities collateral of $9,626,142.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	13,466,187	297,607,063	—
Temporary Cash Investments	3,854	4,774,090	—
Temporary Cash Investments - Securities Lending Collateral	1,139,875	—	—
	14,609,916	302,381,153	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Value Fund
August 31, 2019

NT International Value - Schedule of Investments
AUGUST 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.0%
Australia — 6.5%
Australia & New Zealand Banking Group Ltd.	729,963	13,131,819
Beach Energy Ltd.	2,355,673	3,875,923
BHP Group Ltd.	229,675	5,656,106
CIMIC Group Ltd.	147,150	3,065,460
Commonwealth Bank of Australia	94,566	5,029,640
Iluka Resources Ltd.	230,361	1,107,435
JB Hi-Fi Ltd.(1)	90,021	1,999,011
Santos Ltd.	226,674	1,098,773
South32 Ltd.	1,919,380	3,408,383
Super Retail Group Ltd.	381,767	2,404,873
Telstra Corp. Ltd.	2,703,049	6,777,906
Westpac Banking Corp.	145,149	2,754,652
		50,309,981
Belgium — 0.9%
KBC Group NV	23,431	1,357,353
Telenet Group Holding NV	108,507	5,415,281
		6,772,634
Denmark — 0.7%
Carlsberg A/S, B Shares	38,000	5,605,789
Finland — 1.0%
Kone Oyj, B Shares	123,585	7,148,901
Orion Oyj, Class B	12,110	449,796
		7,598,697
France — 10.7%
AXA SA	87,322	2,004,758
BNP Paribas SA	168,510	7,609,954
CGG SA(2)	1,058,327	2,157,189
CNP Assurances	317,474	5,767,900
Dassault Systemes SE	24,861	3,506,990
Eiffage SA	27,498	2,850,047
Hermes International	7,583	5,180,290
Kering SA	9,272	4,495,238
L'Oreal SA	21,632	5,916,919
Lagardere SCA	210,873	4,490,747
LVMH Moet Hennessy Louis Vuitton SE	10,893	4,345,120
Metropole Television SA	60,877	1,045,466
Peugeot SA	347,768	7,783,323
Safran SA	19,180	2,788,441
Sanofi	83,660	7,188,319
Schneider Electric SE	38,000	3,183,785
TOTAL SA	224,670	11,217,664
Vinci SA	15,000	1,640,332
		83,172,482

Germany — 6.5%
adidas AG	23,926	7,090,923
Allianz SE	59,430	13,092,688
Bayer AG	37,355	2,764,047
Deutsche Post AG	74,000	2,436,370
Deutsche Telekom AG	545,980	9,107,107
Hamburger Hafen und Logistik AG	38,203	922,914
HOCHTIEF AG	11,045	1,201,278
MTU Aero Engines AG	13,972	3,819,319
RTL Group SA	16,868	785,771
RWE AG	269,123	7,671,112
SAP SE	12,000	1,431,495
		50,323,024
Hong Kong — 2.6%
BOC Hong Kong Holdings Ltd.	540,000	1,813,918
CLP Holdings Ltd.	615,000	6,314,929
Hang Seng Bank Ltd.	133,600	2,779,085
Hong Kong Exchanges & Clearing Ltd.	43,100	1,312,280
Sands China Ltd.	1,498,000	6,755,340
Wharf Holdings Ltd. (The)	580,000	1,265,011
		20,240,563
Israel — 2.0%
Bank Leumi Le-Israel BM	266,376	1,815,493
Check Point Software Technologies Ltd.(2)	50,682	5,458,452
Mizrahi Tefahot Bank Ltd.	79,804	1,836,264
Nice Ltd.(2)	24,419	3,743,824
Wix.com Ltd.(2)	18,000	2,524,500
		15,378,533
Italy — 3.1%
Enel SpA	679,026	4,921,390
Eni SpA	661,073	9,978,979
Fiat Chrysler Automobiles NV	219,100	2,868,180
Unipol Gruppo SpA	796,613	4,026,069
UnipolSai Assicurazioni SpA(1)	778,996	1,981,469
		23,776,087
Japan — 21.9%
Amada Holdings Co. Ltd.	740,900	7,702,755
Astellas Pharma, Inc.	530,500	7,336,644
Bandai Namco Holdings, Inc.	22,900	1,344,467
Brother Industries Ltd.	270,200	4,681,742
Chugai Pharmaceutical Co. Ltd.	40,600	2,901,591
Daiichi Sankyo Co. Ltd.	25,900	1,708,602
Daiwa Securities Group, Inc.	421,900	1,814,860
Eisai Co. Ltd.	50,000	2,551,512
FANUC Corp.	26,900	4,660,573
Hitachi Ltd.	96,100	3,276,310
Honda Motor Co. Ltd.	143,000	3,391,114
Hoya Corp.	64,500	5,241,242
Isuzu Motors Ltd.	446,900	4,793,077

Kao Corp.	27,800	2,008,131
KDDI Corp.	339,000	9,038,489
Kirin Holdings Co. Ltd.	64,100	1,265,028
Marubeni Corp.	676,800	4,311,880
Mazda Motor Corp.	184,500	1,545,288
Mitsubishi Chemical Holdings Corp.	330,200	2,261,763
Mitsubishi Corp.	133,900	3,253,177
Mitsubishi Heavy Industries Ltd.	9,300	349,019
Mitsubishi UFJ Financial Group, Inc.	1,129,600	5,418,611
Nexon Co. Ltd.(2)	197,300	2,653,023
Nikon Corp.	228,900	2,826,976
Nintendo Co. Ltd.	9,900	3,747,206
Nippon Telegraph & Telephone Corp.	71,600	3,431,948
NTT DOCOMO, Inc.	445,800	11,244,309
Oji Holdings Corp.	402,400	1,870,637
ORIX Corp.	423,600	6,261,884
Persol Holdings Co. Ltd.	53,300	1,079,340
Recruit Holdings Co. Ltd.	215,300	6,512,883
Shionogi & Co. Ltd.	132,800	7,107,410
Shizuoka Bank Ltd. (The)	736,300	4,967,197
Showa Denko KK	74,700	1,933,983
Sony Corp.	44,200	2,517,208
Sumitomo Mitsui Financial Group, Inc.	136,700	4,475,543
Suzuki Motor Corp.	145,300	5,589,373
Takeda Pharmaceutical Co., Ltd.	112,200	3,791,359
Teijin Ltd.	176,600	3,169,914
Toyota Motor Corp.	198,700	12,997,236
Trend Micro, Inc.	56,800	2,749,195
		169,782,499
Netherlands — 3.2%
ABN AMRO Bank NV CVA	306,013	5,453,548
ASR Nederland NV	134,117	4,693,157
Coca-Cola European Partners plc	116,192	6,546,257
NN Group NV	128,686	4,312,133
Signify NV	126,183	3,694,408
		24,699,503
New Zealand — 1.3%
a2 Milk Co. Ltd.(2)	340,055	3,086,806
Contact Energy Ltd.	382,404	2,017,649
Meridian Energy Ltd.	548,496	1,719,434
Spark New Zealand Ltd.	1,051,315	2,927,173
		9,751,062
Norway — 2.2%
Aker BP ASA	182,561	4,835,454
Equinor ASA	435,830	7,418,225
Telenor ASA	232,056	4,758,934
		17,012,613
Singapore — 2.7%
ComfortDelGro Corp. Ltd.	2,967,400	5,228,891

Oversea-Chinese Banking Corp. Ltd.	742,100	5,679,824
Singapore Telecommunications Ltd.	1,894,600	4,327,515
United Overseas Bank Ltd.	322,800	5,797,655
		21,033,885
Spain — 4.8%
Banco Bilbao Vizcaya Argentaria SA	1,259,230	5,971,709
Banco Santander SA	2,189,673	8,290,857
Iberdrola SA	1,367,966	14,071,320
Mapfre SA	1,743,023	4,540,221
Telefonica SA	637,114	4,415,235
		37,289,342
Sweden — 0.4%
Lundin Petroleum AB	99,618	3,032,366
Switzerland — 6.6%
Logitech International SA	130,456	5,295,064
Nestle SA	68,793	7,720,233
Novartis AG	144,999	13,057,052
Roche Holding AG	26,741	7,314,584
Temenos AG(2)	18,211	3,055,153
UBS Group AG(2)	145,344	1,536,577
Zurich Insurance Group AG	36,606	13,034,084
		51,012,747
United Kingdom — 17.9%
3i Group plc	599,140	7,999,014
Aggreko plc	308,945	2,882,364
Anglo American plc	371,437	8,028,952
BHP Group plc	665,693	14,395,215
BP plc	1,432,632	8,735,416
Dunelm Group plc	102,398	1,091,979
Evraz plc	600,742	3,631,063
GlaxoSmithKline plc	899,324	18,718,882
HSBC Holdings plc	2,552,548	18,356,108
Legal & General Group plc	2,591,836	6,934,502
Marks & Spencer Group plc	666,019	1,559,135
Rio Tinto plc	179,829	9,069,259
Royal Bank of Scotland Group plc	594,498	1,342,863
Royal Dutch Shell plc, B Shares	1,057,293	29,162,847
Sage Group plc (The)	368,482	3,143,464
Tate & Lyle plc	329,105	2,884,058
Vodafone Group plc	451,511	852,628
		138,787,749
TOTAL COMMON STOCKS (Cost $754,890,779)		735,579,556
EXCHANGE-TRADED FUNDS — 2.9%
iShares MSCI EAFE ETF	236,000	14,917,560
iShares MSCI EAFE Value ETF	97,000	4,376,640

iShares MSCI Japan ETF	59,000	3,181,280
TOTAL EXCHANGE-TRADED FUNDS (Cost $23,533,889)		22,475,480
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 3/31/20 - 5/15/28, valued at $11,542,636), in a joint trading account at 1.95%, dated 8/30/19, due 9/3/19 (Delivery value $11,319,085)		11,316,633
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $1,930,159), at 1.05%, dated 8/30/19, due 9/3/19 (Delivery value $1,888,220)		1,888,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,724	8,724
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,213,357)		13,213,357
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,968,578)	1,968,578	1,968,578
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $793,606,603)		773,236,971
OTHER ASSETS AND LIABILITIES — 0.1%		846,589
TOTAL NET ASSETS — 100.0%		$774,083,560

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.7%
Energy	10.5%
Consumer Discretionary	10.5%
Health Care	10.4%
Communication Services	9.4%
Industrials	8.8%
Materials	6.9%
Information Technology	5.3%
Utilities	4.7%
Consumer Staples	4.6%
Real Estate	0.2%
Exchange-Traded Funds	2.9%
Cash and Equivalents*	2.1%
* Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

(1)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,058,743. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(2)	Non-income producing.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $2,156,972, which includes securities collateral of $188,394.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	14,529,209	721,050,347	—
Exchange-Traded Funds	22,475,480	—	—
Temporary Cash Investments	8,724	13,204,633	—
Temporary Cash Investments - Securities Lending Collateral	1,968,578	—	—
	38,981,991	734,254,980	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Focused International Growth Fund
August 31, 2019

Focused International Growth - Schedule of Investments
AUGUST 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.0%
Australia — 6.0%
CSL Ltd.	2,190	354,683
Treasury Wine Estates Ltd.	18,320	231,467
		586,150
Brazil — 4.2%
Localiza Rent a Car SA	16,168	184,872
Magazine Luiza SA	25,600	224,719
		409,591
Canada — 1.8%
Canada Goose Holdings, Inc.(1)	4,570	170,461
China — 6.6%
Alibaba Group Holding Ltd. ADR(1)	1,600	280,048
ANTA Sports Products Ltd.	16,000	132,246
Tencent Holdings Ltd.	5,500	226,516
		638,810
Finland — 2.1%
Neste Oyj	6,610	208,282
France — 6.7%
Airbus SE	1,520	209,583
Dassault Systemes SE	1,390	196,079
Schneider Electric SE	2,920	244,649
		650,311
Germany — 2.0%
Symrise AG	2,090	195,061
Hong Kong — 3.5%
AIA Group Ltd.	35,200	340,800
India — 1.9%
HDFC Bank Ltd. ADR	1,740	187,572
Indonesia — 2.1%
Bank Central Asia Tbk PT	93,700	200,822
Japan — 15.4%
Hoya Corp.	1,900	154,393
Keyence Corp.	400	237,448
MonotaRO Co. Ltd.	8,500	208,334
Pan Pacific International Holdings Corp.	10,800	169,002
Recruit Holdings Co. Ltd.	9,400	284,352
Shiseido Co. Ltd.	3,200	261,086
Terumo Corp.	6,300	182,677
		1,497,292
Netherlands — 7.5%
Adyen NV(1)	239	173,207
InterXion Holding NV(1)	3,350	271,149
Koninklijke DSM NV	2,300	286,352
		730,708

Russia — 1.7%
Yandex NV, A Shares(1)	4,430	164,353
Spain — 4.5%
Cellnex Telecom SA(1)	6,650	266,273
Iberdrola SA	16,580	170,547
		436,820
Sweden — 3.8%
Lundin Petroleum AB	6,970	212,166
Telefonaktiebolaget LM Ericsson, B Shares	19,950	156,486
		368,652
Switzerland — 9.9%
Lonza Group AG(1)	750	265,340
Novartis AG	3,180	286,357
Partners Group Holding AG	230	186,604
Zurich Insurance Group AG	630	224,320
		962,621
Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	22,000	181,196
United Kingdom — 12.4%
AstraZeneca plc	3,520	314,068
B&M European Value Retail SA	36,366	158,487
Burberry Group plc	6,750	178,007
Diageo plc	5,480	234,285
London Stock Exchange Group plc	3,730	315,845
		1,200,692
TOTAL COMMON STOCKS (Cost $7,395,626)		9,130,194
TEMPORARY CASH INVESTMENTS — 6.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 3/31/20 - 5/15/28, valued at $509,688), in a joint trading account at 1.95%, dated 8/30/19, due 9/3/19 (Delivery value $499,817)		499,709
State Street Institutional U.S. Government Money Market Fund, Premier Class	83,753	83,753
TOTAL TEMPORARY CASH INVESTMENTS (Cost $583,462)		583,462
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,979,088)		9,713,656
OTHER ASSETS AND LIABILITIES†		(1,267)
TOTAL NET ASSETS — 100.0%		$9,712,389

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Health Care	16.1%
Financials	15.0%
Consumer Discretionary	13.5%
Information Technology	12.5%
Industrials	11.7%
Consumer Staples	7.5%
Communication Services	6.7%
Materials	4.9%
Energy	4.3%
Utilities	1.8%
Cash and Equivalents*	6.0%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Canada	170,461	—	—
China	280,048	358,762	—
India	187,572	—	—
Netherlands	271,149	459,559	—
Russia	164,353	—	—
Other Countries	—	7,238,290	—
Temporary Cash Investments	83,753	499,709	—
	1,157,336	8,556,320	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Small Cap Fund
August 31, 2019

Emerging Markets Small Cap - Schedule of Investments
AUGUST 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Brazil — 14.2%
Arco Platform Ltd., Class A(1)	2,355	113,841
Banco Inter SA(1)	13,094	197,627
BK Brasil Operacao e Assessoria a Restaurantes SA	15,200	69,558
Cia de Locacao das Americas	10,700	142,115
Cyrela Brazil Realty SA Empreendimentos e Participacoes	25,500	154,626
Equatorial Energia SA	5,300	122,575
Fleury SA	11,400	65,906
Localiza Rent a Car SA	9,484	108,444
Magazine Luiza SA	17,600	154,494
TOTVS SA	6,300	81,774
		1,210,960
Chile — 2.6%
CAP SA	9,133	73,416
Geopark Ltd.(1)	6,035	103,440
Itau CorpBanca	5,491,369	42,220
		219,076
China — 18.4%
Anton Oilfield Services Group(2)	412,000	42,101
Baozun, Inc. ADR(1)	3,240	148,262
Brilliance China Automotive Holdings Ltd.	86,000	90,842
China Education Group Holdings Ltd.	67,000	99,349
China Foods Ltd.	124,000	53,604
China Resources Cement Holdings Ltd.	40,000	35,314
CIFI Holdings Group Co. Ltd.	134,570	71,978
Country Garden Services Holdings Co. Ltd.	77,000	221,911
GDS Holdings Ltd. ADR(1)	4,042	163,054
KWG Group Holdings Ltd.(1)	70,500	61,124
Li Ning Co. Ltd.(1)	70,500	207,006
Maoyan Entertainment(1)	49,600	71,745
TAL Education Group ADR(1)	2,449	87,258
Times China Holdings Ltd.	41,000	62,193
West China Cement Ltd.	532,000	89,940
Wisdom Education International Holdings Co. Ltd.	130,000	62,429
		1,568,110
Czech Republic — 0.6%
Moneta Money Bank AS	16,086	52,064
Egypt — 0.4%
Juhayna Food Industries	56,081	33,886
Greece — 1.9%
Eurobank Ergasias SA(1)	45,443	40,119
JUMBO SA	4,464	85,686
OPAP SA	3,829	40,344
		166,149

India — 9.6%
Bata India Ltd.	2,261	48,823
Berger Paints India Ltd.	12,402	64,173
Crompton Greaves Consumer Electricals Ltd.	30,609	98,798
Indraprastha Gas Ltd.	14,771	69,449
IndusInd Bank Ltd.	3,086	60,171
Jubilant Foodworks Ltd.	3,509	58,342
L&T Technology Services Ltd.	3,305	74,944
Larsen & Toubro Infotech Ltd.	3,206	73,005
Prestige Estates Projects Ltd.	10,489	43,425
Torrent Pharmaceuticals Ltd.	4,428	105,692
Zydus Wellness Ltd.	5,102	117,738
		814,560
Indonesia — 7.2%
Ace Hardware Indonesia Tbk PT	692,400	84,168
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(1)	733,000	166,341
Jasa Marga Persero Tbk PT	253,800	99,885
Mitra Adiperkasa Tbk PT	1,672,800	116,547
Semen Indonesia Persero Tbk PT	120,100	111,640
Waskita Karya Persero Tbk PT	299,100	36,647
		615,228
Malaysia — 0.9%
Carlsberg Brewery Malaysia Bhd	12,100	74,383
Mexico — 2.1%
Grupo Aeroportuario del Centro Norte SAB de CV	17,720	104,199
Grupo Cementos de Chihuahua SAB de CV	7,191	37,674
Regional SAB de CV	8,742	39,528
		181,401
Philippines — 5.1%
Bloomberry Resorts Corp.	551,900	109,473
International Container Terminal Services, Inc.	61,130	159,313
MacroAsia Corp.	111,800	40,784
Wilcon Depot, Inc.	390,300	126,700
		436,270
Russia — 2.0%
TCS Group Holding plc GDR	4,907	91,320
Yandex NV, A Shares(1)	2,052	76,129
		167,449
Saudi Arabia — 0.5%
Leejam Sports Co. JSC	1,920	39,878
South Africa — 3.0%
Capitec Bank Holdings Ltd.	1,627	117,430
Clicks Group Ltd.	8,132	106,597
JSE Ltd.	3,778	32,077
		256,104
South Korea — 8.1%
CJ Logistics Corp.(1)	626	73,897
Doosan Bobcat, Inc.	4,490	132,883
Fila Korea Ltd.	2,788	131,625

Han Kuk Carbon Co. Ltd.	13,376	79,912
Hotel Shilla Co. Ltd.	600	39,026
Hyundai Mipo Dockyard Co. Ltd.	2,989	101,469
Koh Young Technology, Inc.	511	32,319
NongShim Co. Ltd.	156	30,858
POSCO Chemical Co. Ltd.	1,073	46,675
Studio Dragon Corp.(1)	510	26,098
		694,762
Taiwan — 14.1%
Asia Cement Corp.	129,000	176,312
Chailease Holding Co. Ltd.	49,728	196,830
Chroma ATE, Inc.	30,000	144,905
ITEQ Corp.	29,000	126,264
Machvision, Inc.	4,000	43,202
Merida Industry Co. Ltd.	34,000	196,360
Realtek Semiconductor Corp.	6,000	41,008
Taiwan Union Technology Corp.	36,000	147,639
Vanguard International Semiconductor Corp.	38,000	77,563
Win Semiconductors Corp.	6,000	49,643
		1,199,726
Thailand — 6.0%
Digital Telecommunications Infrastructure Fund	261,800	144,699
Minor International PCL	36,700	45,492
Muangthai Capital PCL	21,900	39,222
Plan B Media PCL, F Shares	534,500	156,840
Srisawad Corp. PCL	68,660	124,546
		510,799
Turkey — 1.7%
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	9,103	57,680
Sok Marketler Ticaret AS(1)	50,583	91,515
		149,195
TOTAL COMMON STOCKS (Cost $7,251,518)		8,390,000
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 3/31/20 - 5/15/28, valued at $115,546), in a joint trading account at 1.95%, dated 8/30/19, due 9/3/19 (Delivery value $113,308)		113,283
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,987	18,987
TOTAL TEMPORARY CASH INVESTMENTS (Cost $132,270)		132,270
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,383,788)		8,522,270
OTHER ASSETS AND LIABILITIES†		373
TOTAL NET ASSETS — 100.0%		$8,522,643

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	29.8%
Industrials	15.3%
Financials	14.1%
Information Technology	11.6%
Materials	8.3%
Consumer Staples	5.9%
Communication Services	4.7%
Real Estate	2.8%
Utilities	2.2%
Health Care	2.0%
Energy	1.7%
Cash and Equivalents*	1.6%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $39,996. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At period end, the aggregate market value of the collateral held by the fund was $58,710, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	113,841	1,097,119	—
Chile	103,440	115,636	—
China	398,574	1,169,536	—
Russia	76,129	91,320	—
Other Countries	—	5,224,405	—
Temporary Cash Investments	18,987	113,283	—
	710,971	7,811,299	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
August 31, 2019

Global Small Cap - Schedule of Investments
AUGUST 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Australia — 4.3%
Afterpay Touch Group Ltd.(1)	6,234	129,504
Cleanaway Waste Management Ltd.	68,113	95,094
Jumbo Interactive Ltd.(2)	8,564	128,783
Megaport Ltd.(1)	16,298	93,651
Northern Star Resources Ltd.	19,137	154,178
WiseTech Global Ltd.(2)	4,251	105,286
		706,496
Belgium — 2.7%
Argenx SE(1)	1,052	137,651
Barco NV	787	167,510
Galapagos NV(1)	808	136,265
		441,426
Brazil — 1.3%
Azul SA ADR(1)	3,190	112,033
Randon SA Implementos e Participacoes Preference Shares	41,000	94,356
		206,389
Canada — 7.6%
Altus Group Ltd.	5,676	166,264
ATS Automation Tooling Systems, Inc.(1)	5,151	71,071
Badger Daylighting Ltd.	5,220	165,414
Boyd Group Income Fund	626	83,749
Canada Goose Holdings, Inc.(1)	2,701	100,747
Detour Gold Corp.(1)	6,422	115,040
ECN Capital Corp.	23,891	83,620
FirstService Corp.	964	100,136
Gibson Energy, Inc.	8,808	152,291
Lightspeed POS, Inc.(1)(2)	4,160	132,949
TFI International, Inc.	2,195	63,885
		1,235,166
China — 4.1%
A-Living Services Co. Ltd., H Shares	73,250	142,563
Baozun, Inc. ADR(1)	3,121	142,817
Bosideng International Holdings Ltd.	256,000	87,496
GSX Techedu, Inc. ADR(1)	3,182	45,566
Li Ning Co. Ltd.	85,500	251,050
		669,492
Finland — 0.5%
Valmet Oyj	4,526	81,951
France — 1.7%
Korian SA	3,743	149,332
SOITEC(1)	1,332	134,602
		283,934

Germany — 2.3%
Evotec SE(1)	3,852	85,434
Isra Vision AG	485	17,538
Rheinmetall AG	1,466	172,892
Varta AG(1)	1,262	107,104
		382,968
Hong Kong — 0.2%
Melco International Development Ltd.	15,000	33,289
India — 1.0%
WNS Holdings Ltd. ADR(1)	2,577	156,630
Indonesia — 0.7%
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(1)	474,400	107,656
Israel — 0.9%
Kornit Digital Ltd.(1)	5,291	149,259
Italy — 1.2%
Amplifon SpA	3,487	89,740
Autogrill SpA	10,463	100,688
		190,428
Japan — 5.1%
Ariake Japan Co. Ltd.	1,100	83,232
Kobe Bussan Co. Ltd.	2,800	137,879
Nabtesco Corp.	2,900	83,110
Nippon Gas Co. Ltd.	2,900	88,075
Orix JREIT, Inc.	87	183,455
SHIFT, Inc.(1)	1,800	91,232
Trust Tech, Inc.	8,400	97,645
UT Group Co. Ltd.	3,500	64,054
		828,682
Netherlands — 2.5%
IMCD NV	978	68,682
InterXion Holding NV(1)	2,158	174,668
Takeaway.com NV(1)	1,698	162,265
		405,615
Norway — 1.2%
Bakkafrost P/F	2,080	122,210
Subsea 7 SA	7,758	74,918
		197,128
Singapore — 0.6%
Mapletree Industrial Trust	55,700	92,694
South Korea — 0.6%
Douzone Bizon Co. Ltd.	2,068	97,992
Spain — 0.6%
Applus Services SA	7,147	95,089
Sweden — 6.3%
AAK AB	9,318	185,530
Biotage AB	6,075	63,344
Elekta AB, B Shares	5,072	64,677
Fabege AB	11,922	199,516
Fastighets AB Balder, B Shares(1)	4,900	184,771

Indutrade AB	2,985	85,359
Lindab International AB	11,079	106,830
MIPS AB	7,789	131,116
		1,021,143
Switzerland — 1.6%
Landis+Gyr Group AG(1)	1,281	105,005
Tecan Group AG	641	153,931
		258,936
Taiwan — 1.1%
Merida Industry Co. Ltd.	30,000	173,259
United Arab Emirates — 0.7%
Network International Holdings plc(1)	16,400	119,947
United Kingdom — 6.2%
Avast plc	23,418	108,378
AVEVA Group plc	1,719	77,422
Electrocomponents plc	12,409	87,825
Entertainment One Ltd.	11,193	79,739
Hikma Pharmaceuticals plc	3,269	80,362
Keywords Studios plc	2,040	39,433
Moneysupermarket.com Group plc	25,865	117,626
Nomad Foods Ltd.(1)	7,644	154,027
Rentokil Initial plc	16,464	90,237
Sophos Group plc	22,476	105,204
Trainline plc(1)	11,041	63,845
		1,004,098
United States — 44.7%
ABM Industries, Inc.	2,034	75,787
Aerojet Rocketdyne Holdings, Inc.(1)	3,555	185,678
Amedisys, Inc.(1)	652	83,919
Americold Realty Trust	5,631	205,081
Ares Management Corp., Class A	7,586	220,753
Assetmark Financial Holdings, Inc.(1)	3,239	91,340
Avalara, Inc.(1)	2,211	186,476
CACI International, Inc., Class A(1)	260	57,795
Callon Petroleum Co.(1)(2)	10,654	43,788
CareTrust REIT, Inc.	6,907	164,318
Chart Industries, Inc.(1)	1,364	85,714
Chegg, Inc.(1)	4,425	175,407
Churchill Downs, Inc.	1,416	174,536
Clean Harbors, Inc.(1)	1,958	144,011
Coupa Software, Inc.(1)	375	52,099
EastGroup Properties, Inc.	1,124	139,960
eHealth, Inc.(1)	1,630	135,795
Ensign Group, Inc. (The)	2,012	100,399
Essential Properties Realty Trust, Inc.	3,544	80,484
Etsy, Inc.(1)	3,574	188,671
Euronet Worldwide, Inc.(1)	954	146,096
Fair Isaac Corp.(1)	456	160,840
Five9, Inc.(1)	1,901	120,162

Flexion Therapeutics, Inc.(1)(2)	4,989	65,705
frontdoor, Inc.(1)	4,615	236,934
H&E Equipment Services, Inc.	1,775	43,115
Hamilton Lane, Inc., Class A	4,010	249,181
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,993	82,697
Health Catalyst, Inc.(1)	1,826	72,784
HealthEquity, Inc.(1)	1,072	63,634
IAA, Inc.(1)	2,719	132,823
Inphi Corp.(1)	1,292	79,057
Inspire Medical Systems, Inc.(1)	1,455	101,137
Insulet Corp.(1)	1,023	157,716
James River Group Holdings Ltd.	2,439	120,194
Kinsale Capital Group, Inc.	2,685	263,749
Kratos Defense & Security Solutions, Inc.(1)	4,106	81,997
Lattice Semiconductor Corp.(1)	3,053	60,114
Masimo Corp.(1)	530	81,222
Medallia, Inc.(1)(2)	2,205	78,542
MGP Ingredients, Inc.(2)	1,806	86,995
Monolithic Power Systems, Inc.	418	62,934
NeoGenomics, Inc.(1)	5,253	131,220
Ollie's Bargain Outlet Holdings, Inc.(1)	1,034	57,335
ONE Gas, Inc.	1,268	116,161
Optinose, Inc.(1)(2)	5,791	44,359
Palomar Holdings, Inc.(1)(2)	2,350	79,971
Paylocity Holding Corp.(1)	1,116	121,890
Phreesia, Inc.(1)	4,776	127,854
Planet Fitness, Inc., Class A(1)	2,219	156,684
R1 RCM, Inc.(1)	19,035	221,948
Rapid7, Inc.(1)	1,407	75,542
SI-BONE, Inc.(1)	4,148	80,637
Silk Road Medical, Inc.(1)	2,193	94,496
Skyline Champion Corp.(1)	5,613	157,164
Teladoc Health, Inc.(1)(2)	2,206	127,683
TopBuild Corp.(1)	1,812	167,827
US Ecology, Inc.	1,707	103,393
World Wrestling Entertainment, Inc., Class A	1,529	109,216
Zendesk, Inc.(1)	1,079	86,536
Zynga, Inc., Class A(1)	13,122	74,927
		7,274,482
TOTAL COMMON STOCKS (Cost $13,426,563)		16,214,149
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $416,516)	416,516	416,516
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $13,843,079)		16,630,665
OTHER ASSETS AND LIABILITIES — (2.3)%		(366,797)
TOTAL NET ASSETS — 100.0%		$16,263,868

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.9%
Consumer Discretionary	18.0%
Industrials	17.0%
Health Care	15.6%
Real Estate	9.8%
Financials	8.3%
Consumer Staples	4.8%
Energy	1.8%
Materials	1.7%
Communication Services	1.6%
Utilities	1.2%
Cash and Equivalents*	0.3%
* Includes temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $733,231. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $761,524, which includes securities collateral of $345,008.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	706,496	—
Belgium	—	441,426	—
Brazil	112,033	94,356	—
Canada	100,747	1,134,419	—
China	188,383	481,109	—
Finland	—	81,951	—
France	—	283,934	—
Germany	—	382,968	—
Hong Kong	—	33,289	—
Indonesia	—	107,656	—
Italy	—	190,428	—
Japan	—	828,682	—
Netherlands	174,668	230,947	—
Norway	—	197,128	—
Singapore	—	92,694	—
South Korea	—	97,992	—
Spain	—	95,089	—
Sweden	—	1,021,143	—
Switzerland	—	258,936	—
Taiwan	—	173,259	—
United Arab Emirates	—	119,947	—
United Kingdom	154,027	850,071	—
Other Countries	7,580,371	—	—
Temporary Cash Investments - Securities Lending Collateral	416,516	—	—
	8,726,745	7,903,920	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Non-U.S. Intrinsic Value Fund
August 31, 2019

NT Non-U.S. Intrinsic Value - Schedule of Investments
AUGUST 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.8%
Belgium — 0.9%
Ontex Group NV	195,640	3,231,865
Brazil — 2.6%
Embraer SA ADR	509,169	8,925,733
China — 1.4%
PetroChina Co. Ltd., H Shares	10,000,000	4,923,515
France — 11.6%
BNP Paribas SA	263,376	11,894,126
Renault SA	87,551	5,049,120
Sanofi	198,926	17,092,321
Societe Generale SA	250,076	6,343,822
		40,379,389
Germany — 2.7%
Commerzbank AG	1,276,345	7,235,128
Leoni AG(1)	166,891	2,108,358
		9,343,486
Italy — 6.5%
Eni SpA	752,371	11,357,133
Saras SpA	3,668,549	5,701,740
UniCredit SpA	501,173	5,581,590
		22,640,463
Japan — 21.2%
Haseko Corp.	900,200	9,649,165
Hazama Ando Corp.	248,300	1,655,879
Iida Group Holdings Co. Ltd.	399,300	6,205,216
Mazda Motor Corp.	660,600	5,532,884
Mitsubishi UFJ Financial Group, Inc.	3,139,600	15,060,438
Mizuho Financial Group, Inc.	5,912,500	8,599,062
Nippon Television Holdings, Inc.	421,400	5,546,312
Nissan Motor Co. Ltd.	1,708,300	10,546,321
NOK Corp.	101,700	1,404,236
Sumitomo Mitsui Financial Group, Inc.	142,900	4,678,531
Token Corp.	23,000	1,351,031
TV Asahi Holdings Corp.	138,800	2,191,514
Yamazen Corp.	123,300	1,087,244
		73,507,833
Mexico — 4.7%
Cemex SAB de CV ADR	672,661	2,522,479
Fibra Uno Administracion SA de CV	9,926,048	13,743,873
		16,266,352
Netherlands — 9.0%
Aegon NV	2,541,362	9,684,633
AerCap Holdings NV(1)	221,763	11,890,932
NN Group NV	79,742	2,672,071

Signify NV	234,632	6,869,597
		31,117,233
Russia — 6.2%
Gazprom PJSC ADR	535,698	3,699,021
Gazprom PJSC	2,473,915	8,610,658
Surgutneftegas PJSC Preference Shares	18,717,696	9,047,428
		21,357,107
South Korea — 9.2%
Hana Financial Group, Inc.	139,651	3,741,338
Hyundai Mobis Co. Ltd.	50,355	10,329,621
Hyundai Motor Co.	109,369	11,601,011
Hyundai Wia Corp.	36,467	1,295,330
Kia Motors Corp.	135,124	4,873,955
		31,841,255
Spain — 1.8%
Atresmedia Corp. de Medios de Comunicacion SA	353,970	1,303,461
Tecnicas Reunidas SA	203,725	5,110,089
		6,413,550
Switzerland — 3.2%
Credit Suisse Group AG(1)	963,352	11,281,546
United Kingdom — 14.8%
Babcock International Group plc	2,177,521	13,305,231
Barclays plc	7,360,939	12,270,244
Capita plc(1)	5,072,630	7,780,012
Kingfisher plc	5,802,524	13,743,104
Standard Chartered plc (London)	550,760	4,172,921
		51,271,512
TOTAL COMMON STOCKS (Cost $357,604,247)		332,500,839
EXCHANGE-TRADED FUNDS — 3.2%
iShares MSCI EAFE Value ETF (Cost $12,215,612)	245,248	11,065,590
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 3/31/20 - 5/15/28, valued at $2,190,808), in a joint trading account at 1.95%, dated 8/30/19, due 9/3/19 (Delivery value $2,148,377)		2,147,912
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $370,168), at 1.05%, dated 8/30/19, due 9/3/19 (Delivery value $358,042)		358,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,001	2,001
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,507,913)		2,507,913
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $372,327,772)		346,074,342
OTHER ASSETS AND LIABILITIES — 0.3%		1,063,720
TOTAL NET ASSETS — 100.0%		$347,138,062

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	29.7%
Consumer Discretionary	24.2%
Industrials	14.9%
Energy	13.9%
Health Care	4.9%
Real Estate	4.0%
Communication Services	2.6%
Consumer Staples	0.9%
Materials	0.7%
Exchange-Traded Funds	3.2%
Cash and Equivalents*	1.0%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	8,925,733	—	—
Mexico	2,522,479	13,743,873	—
Netherlands	11,890,932	19,226,301	—
Other Countries	—	276,191,521	—
Exchange-Traded Funds	11,065,590	—	—
Temporary Cash Investments	2,001	2,505,912	—
	34,406,735	311,667,607	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.